As filed with the Securities and Exchange Commission on November 20, 1997
                                     1933 Act Registration No. 2-85229
                                    1940 Act Registration No. 811-3802

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [  X  ]
                                                                        -----

              Pre-Effective Amendment No.                       [     ]
                                            --------

              Post-Effective Amendment No.      24              [  X  ]
                                            --------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [  X  ]

                  Amendment No.                 25              [  X  ]
                                            --------

                        (Check appropriate box or boxes)

                         NEUBERGER & BERMAN INCOME FUNDS
                         -------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                                605 Third Avenue
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                         Theodore P. Giuliano, President
                         Neuberger & Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

____ immediately  upon  filing  pursuant  to  paragraph  (b)
____ on  _______________ pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ on  ________________  pursuant  to  paragraph  (a)(1)
 X   75 days after  filing  pursuant to paragraph (a)(2)
____ on ________________ pursuant to paragraph (a)(2)

         For Neuberger & Berman High Yield Bond Fund, the approximate date of the proposed public offering is February 4, 1998. The public offering of Registrant's other series is on-going. The title of securities being registered is shares of beneficial interest.

         Neuberger & Berman Income Funds is a "master/feeder fund." This Post-Effective Amendment No. 24 includes a signature page for the master fund, Income Managers Trust, and appropriate officers and trustees thereof.

                                                  Page ______ of ______
                                                  Exhibit Index
                                                  Begins on Page _______

                         NEUBERGER & BERMAN INCOME FUNDS

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 24 ON FORM N-1A

         This Post-Effective Amendment consists of the following papers and documents.

Cover Sheet

Contents of Post-Effective Amendment No. 24 on Form N-1A

Cross Reference Sheet

NEUBERGER & BERMAN HIGH YIELD BOND FUND
---------------------------------------

         Part A - Prospectus

         Part B - Statement of Additional Information

         Part C - Other Information

Signature Pages

Exhibits

         No change is intended to be made by this Post-Effective Amendment No. 24 to the prospectus or statements of additional information for Neuberger & Berman Government Money Fund, Neuberger & Berman Cash Reserves, Neuberger & Berman Ultra Short Bond Fund, Neuberger & Berman Limited Maturity Bond Fund, Neuberger & Berman Municipal Money Fund and Neuberger & Berman Municipal Securities Trust.

                         NEUBERGER & BERMAN INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 24 ON FORM N-1A


                             Cross Reference Sheets

This cross reference sheet relates to the Prospectus for Neuberger & Berman High Yield Bond Fund.


         FORM N-1A ITEM NO.                    CAPTION IN PART A PROSPECTUS
         ------------------                    ----------------------------

Item 1.  Cover Page                            Front Cover Page

Item 2.  Synopsis                              Expense Information; Summary

Item 3.  Condensed Financial Information       Performance Information

Item 4.  General Description of Registrant     Investment Program; Description of Investments;
                                               Information Regarding Organization, Capitalization
                                               and Other Matters

Item 5.  Management of the Fund                Management and Administration; Back Cover Page

Item 6.  Capital Stock and Other Securities    Front Cover Page; Dividends, Other  Distributions,
                                               and Taxes; Information Regarding Organization,
                                               Capitalization, and Other Matters

Item 7.  Purchase of Securities Being Offered  How to Buy Shares; Additional Information on
                                               Telephone Transactions; Shareholder
                                               Services; Share Prices and Net Asset Value;
                                               Management and Administration

Item 8.  Redemption or Repurchase              How to Sell Shares; Additional Information on
                                               Telephone Transactions; Shareholder Services; Share
                                               Prices and Net Asset Value

Item 9.  Pending Legal Proceedings             Not Applicable



This cross reference sheet relates to the Statement of Additional Information for Neuberger & Berman High Yield Bond Fund.




                                               CAPTION IN PART B
           FORM N-1A ITEM NO.                  STATEMENT OF ADDITIONAL INFORMATION
           ------------------                  -----------------------------------

Item 10.   Cover page                          Cover Page

Item 11.   Table of Contents                   Table of Contents

Item 12.   General Information and History     Not Applicable

Item 13.   Investment Objectives and Policies  Investment Information; Certain Risk Considerations

Item 14.   Management of the Fund              Trustees And Officers

Item 15.   Control Persons and Principal       Not Applicable
           Holders of Securities

Item 16.   Investment Advisory and Other       Investment Management and
           Services                            Administration Services; Trustees And Officers;
                                               Distribution Arrangements; Reports To Shareholders;
                                               Custodian And Transfer Agent; Independent Auditors

Item 17.   Brokerage Allocation                Portfolio Transactions

Item 18.   Capital Stock and Other Securities  Investment Information; Additional Redemption
                                               Information; Dividends and Other Distributions

Item 19.   Purchase, Redemption and Pricing    Additional Purchase Information;
           of Securities Being Offered         Additional Exchange Information;
                                               Additional Redemption Information;
                                               Distribution Arrangements

Item 20.   Tax Status                          Dividends and Other Distributions; Additional Tax
                                               Information

Item 21.   Underwriters                        Investment Management and
                                               Administration Services; Distribution Arrangements

Item 22.   Calculation of Performance Data     Performance Information

Item 23.   Financial Statements                Not Applicable



         PROSPECTUS
---------------------------------------
February 3, 1998









                  Neuberger & Berman
                  INCOME FUNDS(Registered Trademark)


         Neuberger&Berman
                  HIGH YIELD BOND FUND













                                                        No Sales Charge
                                                        No Redemption Fees
                                                        No 12b-1 Fees

            NEUBERGER&BERMAN INCOME FUNDS -
            NEUBERGER&BERMAN HIGH YIELD BOND FUND

            A No-Load Income Fund

--------------------------------------------------------------------------------

   INITIAL PURCHASE -- $2,000 MINIMUM
   AUTOMATIC INVESTING -- $100 MINIMUM PER MONTH
   GIFT PROGRAMS AND IRAS -- $250 MINIMUM
   CALL 800-877-9700

--------------------------------------------------------------------------------

         Neuberger & Berman High Yield Bond Fund ("Fund") invests all of its net investable assets in a corresponding portfolio ("Portfolio") of Income Managers Trust("Managers Trust"), an open-end management investment company managed by Neuberger&Berman Management Incorporated ("N&B Management"). The Portfolio invests in securities in accordance with an investment objective, policy, and limitations identical to those of its corresponding Fund. The investment performance of the Fund directly corresponds with the investment performance of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolio of securities. For more information on this structure that you should consider, see "Summary" on page [ ] and "Information Regarding Organization, Capitalization, and Other Matters" on page [ ].

         The Fund is a no-load mutual fund, so you pay no sales commissions or other charges when you buy or redeem shares. The Fund does not pay "12b-1 fees" to promote or distribute its shares. The Fund declares income dividends daily and pays them monthly.

         Please read this Prospectus before investing in the Fund and keep it for future reference. It contains information about the Fund that a prospective investor should know before investing. A Statement of Additional Information ("SAI"), dated February 3, 1998, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-877-9700.

         The SEC maintains a Website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding the Fund and Portfolio.

                        PROSPECTUS DATED FEBRUARY 3, 1998

         The Fund invests predominantly in lower quality debt securities, commonly referred to as "junk bonds." These securities pose greater risks, such as the risk of default, than other debt securities.

   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

    SUMMARY
The Fund and Portfolio
Risk Factors
Management

    EXPENSE INFORMATION
Shareholder Transaction Expenses for
  The Fund
Anticipated Annual Fund Operating Expenses
Example


    INVESTMENT PROGRAM

The Portfolio
Short-Term Trading; Portfolio
 Turnover
Ratings of Securities
Borrowings
Other Investments

    PERFORMANCE INFORMATION
Yield
Total Return
Yield and Total Return Information

    HOW TO BUY SHARES
By Mail
By Wire
By Telephone
By Exchanging Shares
Other Information

    HOW TO SELL SHARES
By Mail or Facsimile Transmission
 (Fax)
By Telephone
By Check
Other Information

    ADDITIONAL INFORMATION ON
    TELEPHONE TRANSACTIONS

    SHAREHOLDER SERVICES
Automatic Investing and Dollar Cost
Averaging
Exchange Privilege
Systematic Withdrawal Plans
Retirement Plans
Electronic Bank Transfers
Internet Access

    SHARE PRICES AND
    NET ASSET VALUE

    DIVIDENDS, OTHER DISTRIBUTIONS,
    AND TAXES
Distribution Options
Taxes

    MANAGEMENT AND ADMINISTRATION
Trustees and Officers
Investment Manager, Administrator,
 Distributor, and Sub-Adviser
Expenses
Transfer and Shareholder Servicing
 Arrangements

    INFORMATION REGARDING
    ORGANIZATION, CAPITALIZATION,
    AND OTHER MATTERS
The Fund
The Portfolio

    DESCRIPTION OF INVESTMENTS

      APPENDIX A -- RATINGS OF SECURITIES

    OTHER INFORMATION
Directory
Funds Eligible for Exchange

SUMMARY

          The Fund and Portfolio

--------------------------------------------------------------------------------

   The Fund is a series of Neuberger&Berman Income Funds (the "Trust") and invests in the Portfolio which, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because the Fund "feeds" shareholders' investments into the Portfolio, a "master" fund. The structure looks like this:

                           --------------------------
                                  SHAREHOLDERS
                           --------------------------
                             (arrow) BUY SHARES IN
                           --------------------------
                                     Fund
                           --------------------------
                               (arrow) INVESTS IN
                           --------------------------
                                   Portfolio
                           --------------------------
                               (arrow) INVESTS IN
                           --------------------------
                       Debt Securities & Other Securities
                           --------------------------

   The trustees who oversee the Fund believe that this structure may benefit shareholders; investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Fund and the Portfolio, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page [ ].


   The following table is a summary highlighting features of the Fund and the Portfolio. You may want to invest in a variety of funds to fit your particular investment needs. Please see "Investment Programs" on page [ ]. Of course, there can be no assurance that the Fund will meet its investment objective.



                                               PRINCIPAL
NEUBERGER&BERMAN        INVESTMENT             PORTFOLIO                  COMPARATIVE
INCOME FUNDS            OBJECTIVE              INVESTMENTS                INFORMATION
============================================================================================================

HIGH YIELD              High  current          Primarily lower             Possible  higher
                        income and,            rated debt                  yields than
                        secondarily,           securities; also            investment grade
                        capital growth         investment grade            securities of
                                               income producing            similar
                                               and non-income              maturities;
                                               producing debt and          greater risks than
                                               equity securities           higher quality
                                                                           securities


Risk Factors

--------------------------------------------------------------------------------

   An investment in the Fund involves certain risks, depending upon the types of investments made by the Portfolio. The Portfolio invests primarily in fixed income securities, which are likely to decline in value in times of rising market interest rates and to rise in value in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security. The value of debt securities is also affected by the creditworthiness of the issuer. Lower rated debt securities involve greater risks of default than higher rated debt securities. Special risk factors apply to certain other investments which may be made by the Portfolio, such as foreign securities, options and futures contracts, zero coupon and pay-in-kind bonds, and swap agreements. For more details about the Portfolio, its investments and their risks, see "Investment Programs" on page [ ] and "Description of Investments" on page [ ] .


  Management

--------------------------------------------------------------------------------

   N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolio. N&B Management also provides administrative services to the Portfolio and the Fund and acts as distributor of Fund shares. See "Management and Administration" on page [ ]. If you want to know how to buy and sell shares of the Fund or exchange them for shares of other Neuberger&Berman Funds-Registered Trademark-, see "How to Buy Shares" on page [ ], "How to Sell Shares" on page [ ], and "Shareholder Services -- Exchange Privilege" on page [ ].


EXPENSE INFORMATION

          This section gives you certain information about the expenses of the Fund and Portfolio. See "Performance Information" for important facts about the investment performance of the Fund, after taking expenses into account.

          Shareholder Transaction Expenses for The Fund

--------------------------------------------------------------------------------


   As shown by this table, the Fund imposes no transaction charges when you buy or sell shares.


Sales Charge Imposed on Purchases                             NONE
Sales Charge Imposed on Reinvested Dividends                  NONE
Deferred Sales Charges                                        NONE
Redemption Fees                                               NONE
Exchange Fees                                                 NONE



         If you want to redeem shares by wire transfer, the Fund's transfer agent charges a fee (currently $8.00) for each wire redemption. Shareholders who have one or more accounts in the Neuberger&Berman Funds aggregating $200,000 or more in value are not charged for wire redemptions; the $8.00 fee is borne by N&B Management.

          Annual Fund Operating Expenses
          (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


--------------------------------------------------------------------------------

         The following table shows anticipated annual operating expenses for the Fund, which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the total operating expenses of the Portfolio. The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the Fund. The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the Fund. "Management and Administration Fees" in the following table are based on current management fees for the Portfolio and the current expense reimbursement undertaking. For more information, see "Management and Administration" and the SAI.


         The Fund and Portfolio incur other expenses for things such as accounting and legal fees, transfer agency fees, custodial fees, printing and furnishing shareholder records, furnishing shareholder statements and Fund reports and compensating trustees who are not affiliated with N&B Management ("Other Expenses"). Other Expenses in the following table are estimated amounts for the Fund and Portfolio for the current fiscal year and assume average daily net assets of $25 million. There can be no assurance that the Fund will achieve that asset level. All expenses are factored into the Fund's share prices and dividends and are not charged directly to the Fund's shareholders.



NEUBERGER&BERMAN   MANAGEMENT AND     12B-1     OTHER                 TOTAL
INCOME FUNDS       ADMINISTRATION     FEES      EXPENSES              EXPENSES
                   FEES                         (ESTIMATED)
--------------------------------------------------------------------------------
HIGH YIELD         0.65%*             None      0.35%*                1.00%*


*REFLECTS N&B MANAGEMENT'S EXPENSE REIMBURSEMENT UNDERTAKING, DESCRIBED BELOW



 As set forth on page [ ], N&B Management has voluntary undertaken to reimburse the Fund for a portion of its Total Operating Expenses. Absent the reimbursement, Management and Administration Fees and Total Operating Expenses would be 0.72%% and 1.37%, respectively of the Fund's average daily net assets.


          Example

--------------------------------------------------------------------------------

   To illustrate the effect of Total Operating Expenses, let's assume that the Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in the Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:



NEUBERGER&BERMAN
INCOME FUNDS                               1 YEAR                3 YEARS
--------------------------------------------------------------------------------

HIGH YIELD                                    $10                    $32


   The assumption in this example of 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.


INVESTMENT PROGRAMS

   The investment policies and limitations of the Fund are identical to those of the Portfolio. The Fund invests only in the Portfolio. Therefore, the following shows you the kinds of securities in which the Portfolio invests.

   Investment policies and limitations of the Fund and Portfolio are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval.

   The investment objective of the Portfolio and Fund is high current income and, secondarily, capital growth by investing primarily in a diversified portfolio of lower rated debt securities. This investment objective is not fundamental. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in these securities. Lower rated debt securities are securities rated below investment grade or unrated securities deemed by N&B Management to be of comparable quality. They are also known as "junk bonds" or "high yield securities." The Portfolio has no limits on the quality or maturity of its investments. For the definition of lower rated debt securities and information on the risks associated with these securities, see "Ratings of Debt Securities."

     The Portfolio may also invest in investment grade debt securities, preferred stocks, warrants, convertible securities and common stocks. The Portfolio may not invest more than 20% of its total assets in equity securities. This restriction does not apply to income producing preferred stocks and convertible securities, nor to equity securities acquired as part of a unit with a fixed income security. The Portfolio may invest up to 25% of its net assets in foreign securities denominated in foreign currencies and American Depositary Receipts ("ADRs") on such securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency. The Portfolio may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may lend portfolio securities. For an explanation of some types of investments and information about risks they may entail, see the following sections and "Description of Investments" on page [ ], as well as the SAI.


   There can be no assurance that the Fund or Portfolio will achieve its objectives. The Fund, by itself, does not represent a comprehensive investment program.

   Additional investment techniques, features, and limitations concerning the Portfolio's investment programs are described in the SAI.




          Ratings of Debt Securities

--------------------------------------------------------------------------------

    INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO") in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by N&B Management to be of comparable quality. Securities rated by Moody's Investors Service, Inc. ("Moody's") in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.


    LOWER RATED DEBT SECURITIES. Lower rated debt securities or "junk bonds" are those rated below the fourth highest category by an NRSRO (including those securities rated as low as D by Standard & Poor's, a division of The McGraw Hill Companies, Inc. ("S&P")) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B or less are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer or the securities may already be in default. Changes in economic conditions, changes in interest rates, or developments regarding the entity issuing the security are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher grade debt securities. In addition, a fund that invests in lower quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high yield securities, the success of such investments is dependent on the credit analysis of N&B Management. It is uncertain how high yield securities will perform in a market with rising or continually high interest rates.
Additionally, lower rated debt securities tend to be less liquid than other securities because the market for them is not as broad or active; judgment plays a greater role in pricing such securities than it does for more liquid securities.

         See Appendix A for a discussion of the ratings of debt securities assigned by S&P and Moody's.

          Borrowings

--------------------------------------------------------------------------------

   The Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). As a non-fundamental policy, the Portfolio may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements for purposes of this limitation.


          Other Investments

--------------------------------------------------------------------------------

   For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in cash or cash equivalents, commercial paper, U.S. Government and agency securities and certain other money market instruments, as well as repurchase agreements on U.S. Government and agency securities. Yields on these securities are generally lower than yields available on the lower rated debt securities in which the Portfolio normally invests.


                Short-Term Trading; Portfolio Turnover

--------------------------------------------------------------------------------


   Although the Portfolio does not purchase securities with the intention of profiting from short-term trading, it may sell portfolio securities prior to maturity when N&B Management believes that such action is advisable. The Portfolio is not expected to exceed a 300% portfolio turnover rate. Turnover rates in excess of 100% generally result in higher transaction costs(which are borne directly by the Portfolio) and a possible increase in realized short-term capital gains or losses. See "Dividends, Other Distributions and Taxes" on page [ ] and the SAI.




PERFORMANCE INFORMATION

   The performance of the Fund can be measured as YIELD or as TOTAL RETURN. The Portfolio invests in various kinds of fixed income securities, so its performance is related to changes in interest rates. Generally, investments in shorter-term income securities are less affected by interest rate changes than are investments in longer-term income securities. For this reason, longer-term bond funds usually have higher yields and carry more interest-rate risk than shorter-term bond funds. The creditworthiness of issuers of income securities also affects risk; for example, U.S. Government and agency securities are generally considered to have less credit risk than investment grade bonds and below investment grade bonds.

   For more detailed information, see "Investment Programs" and "Description of Investments." Information regarding the Fund's performance will be presented in its annual report to shareholders.

   Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.

          Yield

--------------------------------------------------------------------------------

   YIELD refers to the income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. EFFECTIVE YIELD is yield assuming that all distributions are reinvested.

          Total Return

--------------------------------------------------------------------------------

   TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned but also variations in share prices from the beginning to the end of a period.

   An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This evens out year-to-year variations in actual performance.



Yield and Total Return Information

--------------------------------------------------------------------------------

   You can obtain current performance information about the Fund by calling N&B Management at 800-877-9700. N&B Management may reimburse the Fund for certain expenses which has the effect of increasing its yield and total return.




HOW TO BUY SHARES


   You can buy shares of the Fund directly by mail, wire, or telephone or through an exchange of shares with another Neuberger&Berman Fund (see "Funds Eligible for Exchange"). Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after your purchase order is received and accepted. Prices for shares of the Fund are usually calculated as of 4 p.m. Eastern time.


   N&B  Management,  in  its  discretion,   may  waive  the  minimum  investment
requirements.


          By Mail

--------------------------------------------------------------------------------

   Send your check or money order payable to "Neuberger&Berman Funds" by mail to:
   Neuberger&Berman Funds

   Boston Service Center
   P.O. Box 8403
   Boston, MA 02266-8403

or by overnight courier, U.S. Express Mail, or registered or certified mail to:
   Neuberger&Berman Funds
   c/o State Street Bank and Trust Company
   2 Heritage Drive
   North Quincy, MA 02171


   Be sure to specify the name of the Fund whose shares you want to buy. If this is your FIRST PURCHASE of shares of the Fund, please complete and sign an application for a new Fund account and send it along with a check or money order for a minimum of $2,000. For each ADDITIONAL PURCHASE, please send at least $100 for shares of the Fund. YOUR CHECK OR MONEY ORDER MUST BE MADE PAYABLE ON ITS FACE TO NEUBERGER&BERMAN FUNDS, OTHERWISE IT CANNOT BE ACCEPTED, EXCEPT FOR THOSE CHECKS IN THE AMOUNT OF $10,000 OR LESS MADE PAYABLE TO THE REGISTERED OWNER(S) OF AN ESTABLISHED ACCOUNT. Checks or money orders for the purchase of shares of the Fund are accepted only after the check or money order is received at one of the two addresses shown above.



          By Wire

--------------------------------------------------------------------------------

   Call 800-877-9700 for instructions on how to wire money to buy shares. Your wire goes to State Street Bank and Trust Company ("State Street") and must include your name, the name of the Fund whose shares you want to buy, and your account number. The minimum for a FIRST PURCHASE of shares of a Fund is $2,000. For an ADDITIONAL PURCHASE, you should wire at least $1,000.



          By Telephone

--------------------------------------------------------------------------------

   Call 800-877-9700 to buy shares of the Fund. The minimum for a FIRST PURCHASE of shares by telephone is $2,000. The minimum for an ADDITIONAL PURCHASE is $1,000. Your order may be canceled if your payment is not received by the third business day after your order is placed. In that case you could be liable for any resulting losses or fees the Fund or its agents have incurred. To recover those losses or fees, the Fund has the right to redeem shares from your account. To meet the three-day deadline, you can wire payment, send a check through overnight mail, or call 800-877-9700 for information on how to make an electronic transfer through your bank. Please refer to "Additional Information on Telephone Transactions."



          By Exchanging Shares

--------------------------------------------------------------------------------

   Call 800-877-9700 for instructions on how to invest by exchanging shares of another Neuberger&Berman Fund for shares of the Fund. To buy Fund shares through an exchange, both fund accounts must be registered in the same name, address, and taxpayer ID number. The minimum for a FIRST PURCHASE of shares of the Fund by an exchange is $2,000 worth of shares of the other fund, and the minimum for an ADDITIONAL PURCHASE is $1,000. For more details, see "Shareholder Services -- Exchange Privilege" and "Funds Eligible for Exchange."


          Other Information

--------------------------------------------------------------------------------

o You must pay for your shares in U.S. dollars by check or money order drawn on a U.S. bank), by bank or federal funds wire transfer, or by an electronic bank transfer; cash cannot be accepted.

o The Fund has the right to suspend the offering of its shares for a period of time. The Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using the exchange privilege. See "Shareholder Services -- Exchange Privilege."

o If you pay by check and your check does not clear, or if you order shares by telephone and fail to pay for them, your purchase will be canceled and you could be liable for any resulting losses or fees the Fund or its agents have incurred. To recover those losses or fees, the Fund has the right to bill you or to redeem shares from your account.

o When you sign your application for a new Fund account, you will be certifying that your Social Security or other taxpayer ID number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Fund to withhold 31% of your distribution and redemption proceeds.

o You can also buy shares of the Fund indirectly through certain stockbrokers, banks, and other financial institutions, some of which may charge you a fee. These institutions may have additional requirements to buy shares. Some of these institutions (or their designees) may be authorized to accept purchase orders on behalf of the Fund. The Fund will be deemed to have received your purchase order when an authorized institution (or its designee) accepts the order. Your order will receive the next price calculated after the order has been accepted by the authorized institution (or its designee). You should consult your institution to determine the time by which it must receive your order for you to purchase Fund shares at that day's price.

o The Fund will not issue a certificate for your shares unless you write to State Street and request one. Most shareholders do not want a certificate, because you must present the certificate to sell or exchange the shares it represents. This means that you would be able to sell or exchange those shares only by mail, and not by telephone or fax. If you lose your certificate, you will have to pay the expense of replacing it.

o You can invest as little as $100 each month under an automatic investing plan. (See "Automatic Investing and Dollar Cost Averaging" on page [ ].)



HOW TO SELL SHARES

   You can sell (redeem) all or some of your shares at any time by mail, fax, or telephone. HOWEVER, IF YOU HAVE A CERTIFICATE FOR YOUR SHARES, YOU CAN REDEEM THOSE SHARES ONLY BY SENDING THE CERTIFICATE BY MAIL. You can also sell shares by exchanging them for shares of other Neuberger&Berman Funds; see "Shareholder Services -- Exchange Privilege" for details.

   TO SELL SHARES HELD IN A RETIREMENT ACCOUNT OR BY A TRUST, ESTATE, GUARDIAN, OR BUSINESS ORGANIZATION, PLEASE CALL 800-877-9700 FOR INSTRUCTIONS.

   Shares are sold at the next price calculated on a day the NYSE is open, after your sales order is received and accepted. Prices for shares of the Fund are usually calculated as of 4 p.m. Eastern time.

   Unless otherwise instructed, the Fund will mail a check for your sales proceeds, payable to the owner(s) shown on your account ("record owner"), to the address shown on your account ("record address"). You may designate in your Fund application a bank account to which, at your request, State Street will transfer your sales proceeds electronically (at no charge to you) or will wire your sales proceeds. State Street currently charges a fee of $8.00 for each wire. However, if you have one or more accounts in the Neuberger&Berman Funds aggregating $200,000 or more in value, you will not be charged for wire redemptions; your $8.00 fee will be paid by N&B Management.

   If you purchased shares indirectly through certain stockbrokers, banks, or other financial institutions, you may sell those shares only through those organizations, some of which may charge you a fee. These institutions may have additional requirements to sell shares. Some of these institutions (or their designees) may be authorized to accept redemption orders on behalf of the Fund. The Fund will be deemed to have received your redemption order when an authorized institution (or its designee) accepts the order. Your order will receive the next price calculated after the order has been accepted by the authorized institution (or its designee). You should consult your institution to determine the time by which it must receive your order for you to sell Fund shares at that day's price.

          By Mail or Facsimile Transmission (Fax)

--------------------------------------------------------------------------------

   Write a redemption request letter with your name and account number, the Fund's name, and the dollar amount or number of shares of the Fund you want to sell, together with any other instructions, and send it by mail to:
   Neuberger&Berman Funds
   Boston Service Center
   P.O. Box 8403
   Boston, MA 02266-8403


or by overnight courier, U.S. Express Mail, or registered or certified mail to:
   Neuberger&Berman Funds
   c/o State Street Bank and Trust Company
   2 Heritage Drive
   North Quincy, MA 02171


or by fax, to redeem up to $50,000 worth of shares, to 212-476-8848. Be sure to have all owners sign the request exactly as their names appear on the account and include the certificate for your shares if you have one. If shares are issued in certificate form, they are not eligible to be redeemed by fax. If you have changed the record address by telephone or fax, shares may not be redeemed by fax for 15 days after receipt of the address change. Please call 800-877-9700 to confirm receipt and acceptance of any order submitted by fax.

   To protect you and the Fund against fraud, your signature on a redemption request must have a SIGNATURE GUARANTEE if (1) you want to sell more than $50,000 worth of shares, (2) you want the redemption check to be made out to someone other than the record owner, (3) you want the check to be mailed somewhere other than the record address, or (4) you want the proceeds to be wired or transferred electronically to a bank account not named in your application or in your prior written instruction with a signature guarantee. You can obtain a signature guarantee from most banks, stockbrokers and dealers, credit unions, and financial institutions, but not from a notary public. A redemption request that requires a signature guarantee should be sent by mail.

   For a redemption request sent by FAX, limited to not more than $50,000, the redemption check may be made out only to the record owner and mailed to the record address or the proceeds wired or transferred electronically to a bank account named in your application or in a written instruction from the record owner with a signature guarantee.

   Please call 800-877-9700 for more information about the signature guarantee requirement.



            By Telephone

--------------------------------------------------------------------------------

   To sell shares worth at least $500, call 800-877-9700, giving your name and account number, the name of the Fund, and the dollar amount or number of shares you want to sell. You can sell shares by telephone unless (1) you have declined this service either in your application or later by writing or by submitting an appropriate form to State Street, (2) you have a certificate for such shares, or
(3) you want to sell shares from a retirement account. In addition, if you have changed the record address by telephone or fax, shares may not be redeemed by telephone for 15 days after receipt of the address change.

   Please refer to "Additional Information on Telephone Transactions."


          Other Information

--------------------------------------------------------------------------------

o Usually, redemption proceeds will be mailed on the next business day following the receipt of a proper redemption request, but in any case within three business days of such receipt (under unusual circumstances, the Fund may take longer, as permitted by law). You may also call 800-877-9700 for information on how to receive electronic transfers through your bank.

o The Fund may delay paying for any redemption until it is reasonably satisfied that the check used to buy shares has cleared, which may take up to 15 days after the purchase date. So if you plan to sell shares shortly after buying them, you may want to pay for the purchase with a certified check or money order or by wire transfer.

o The Fund may suspend redemptions or postpone payments on days when the NYSE is closed, when trading on the NYSE is restricted, or as permitted by the SEC.

o If you sell shares by writing a check on your account for an amount greater than the value of your shares, or if the check is for less than $250 or has an irregularity (such as no signature), your check will be returned to you and you may be charged $15 by redeeming shares with that value from your account. The check writing redemption service may be modified or terminated at any time, or other charges may be imposed on it.

o If, because you sold shares, your account balance falls below $2,000, the Fund has the right to close your account after giving you at least 60 days' written notice to reestablish the minimum balance. If you do not do so, the Fund may redeem your remaining shares at their price on the date of redemption and will send the redemption proceeds to you.

o No interest will accrue on amounts represented by uncashed redemption or distribution checks.


ADDITIONAL INFORMATION ON TELEPHONE TRANSACTIONS

   The Fund at any time can limit the number of its shares you can buy by telephone or can stop accepting telephone orders. You can sell or exchange shares by telephone, unless (1) you have declined these services in your application or by written notice to N&B Management or State Street, with your signature guaranteed, or (2) you have a certificate for such shares. The Fund or its agent follows reasonable procedures -- requiring you to provide a form of personal identification when you telephone, recording your telephone call, and sending you a written confirmation of each telephone transaction -- designed to confirm that telephone instructions are genuine. However, neither the Fund nor its agent are responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund or its agent reasonably believed that the instructions were genuine.

   If you are unable to reach N&B Management by telephone (which might be the case, for example, during periods of unusual market activity), consider sending your transaction instructions by fax, overnight courier, or U.S. Express Mail.

   You can buy, sell or exchange shares using an automated telephone service that is available 24 hours a day, every day, to investors using a touch-tone phone. Further information regarding this service, including use of a Personal Identification Number (PIN) and a menu of features, is available from N&B Management by calling 800-877-9700.


SHAREHOLDER SERVICES


   Several services are available to assist you in making and managing your investment in the Fund.


          Automatic Investing and Dollar Cost Averaging

--------------------------------------------------------------------------------

   If you want to invest regularly, you may participate in a plan that lets you automatically buy shares each month using dollar cost averaging. Under this plan, you buy a fixed dollar amount of shares in the Fund at pre-set intervals. You may pay for the shares by automatic transfers from your accounts in other Neuberger&Berman Funds or by pre-authorized checks or electronic transfers drawn on your bank account. You buy more shares when the Fund's share price is relatively low and fewer shares when the Fund's share price is relatively high. Thus, under this plan your average cost of shares would generally be lower than if you bought a fixed number of shares at the same intervals. To benefit from dollar cost averaging, you should be financially prepared to continue your participation for a long enough period to include times when Fund share prices are lower. Of course, the plan does not guarantee a profit and will not protect you against losses in a declining market. For further information, call 800-877-9700.


          Exchange Privilege

--------------------------------------------------------------------------------

   To exchange your shares in the Fund for shares in another Neuberger&Berman Fund, call 800-877-9700 between 8 a.m. and 4 p.m., Eastern time, on any Monday through Friday (unless the NYSE is closed). See "Funds Eligible for Exchange." You may also effect an exchange by sending a letter to Neuberger&Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180,
Attention: [Name of Fund], or by submitting the letter by fax to 212-476-8848, giving your name and account number, the name of the Fund, the dollar amount or number of shares you want to sell, and the name of the Neuberger&Berman Fund whose shares you want to buy. Please call 800-877-9700 to confirm receipt and acceptance of any order submitted by fax. If you have a certificate for your shares, you can exchange them only by mailing the certificate with your letter requesting the exchange. You can use the telephone exchange privilege unless (1) you have declined it in your application or by later writing to N&B Management or State Street, or (2) you have a certificate for such shares. An exchange must be for at least $1,000 worth of shares, and, if the exchange is your FIRST PURCHASE in another Neuberger&Berman Fund, it must be for at least the minimum initial investment amount for that fund. Shares are exchanged at the next price calculated on a day the NYSE is open, after your exchange order is received and accepted. Please note the following about the exchange privilege:

o You can exchange shares ONLY between accounts registered in the same name, address, and taxpayer ID number.

o    An exchange order cannot be modified or canceled.

o You can exchange ONLY into a fund whose shares are eligible for sale in your state under applicable state securities laws.

o    An exchange may have tax consequences for you.

o Because excessive trading (including short-term "market timing" trading) can hurt a fund's performance, the Fund may refuse any exchange orders (1) if they appear to the Fund to be market-timing transactions involving significant portions of the Fund's assets or (2) from any shareholder account if the shareholder previously has been notified by the Fund that the shareholder's use of the exchange privilege was considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number, will be considered one account for this purpose.

o The Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give you advance notice whenever it can reasonably do so.

   Please refer to "Additional Information on Telephone Transactions."


          Systematic Withdrawal Plans

--------------------------------------------------------------------------------

   If you own shares of the Fund worth at least $5,000, you can open a Systematic Withdrawal Plan. Under such a plan, you arrange to withdraw a specific amount (at least $50) on a monthly, quarterly, semi-annual, or annual basis, or you can have your account completely paid out over a specified period of time. You can also arrange for periodic cash withdrawals from your Fund account to pay fees to your financial planner or investment adviser. Because the price of shares of the Fund fluctuates, you may incur capital gains or losses when you redeem shares of the Fund through a Systematic Withdrawal Plan or by other methods. Call 800-877-9700 for more information.


          Retirement Plans

--------------------------------------------------------------------------------

     Retirement plans permit you to defer paying taxes on the Fund's distributions of investment income and capital gains. Contributions to these plans may also be tax-deductible, although distributions from these plans generally are taxable. In the case of so-called "Roth IRAs," contributions are not tax deductible but distributions from the plan may not be taxable. Please call 800-877-9700 for information on a variety of retirement plans offered by N&B Management, including IRAs, simplified employee pension plans, savings incentive match plans for employees (SIMPLE Retirement Plans) -- IRA version only self-employed individual retirement plans (so-called "Keogh Plans"), corporate profit-sharing and money purchase pension plans, section 401(k) plans, and section 403(b)(7) accounts. The assets of these plans may be invested in the Fund. An investment in the Fund may not be suitable for retirement accounts.


          Electronic Bank Transfers

--------------------------------------------------------------------------------

   You may designate, either in your application or later by writing or by submitting an appropriate form to State Street, a bank account through which State Street will electronically transfer monies to you or from you at pre-set intervals (such as under a Systematic Withdrawal Plan or automatic investing plan or for payment of cash distributions) or upon your request. Please include a voided check with your application. This service is not available for retirement accounts.

   State Street does not charge a fee for this service; however, you should contact your bank to ensure that it is able to process electronic transfers. Please call 800-877-9700 for more information. If you wish to terminate this service, you must call at least 10 calendar days before the next scheduled electronic transfer.

          Internet Access

--------------------------------------------------------------------------------

   N&B Management now maintains an Internet site on the World Wide Web at HTTP://WWW.NBFUNDS.COM. Fund prices and yields, informative articles, interactive worksheets to assist you in financial planning, and the prospectuses and applications of certain other Neuberger&Berman Funds can be accessed.



SHARE PRICES AND NET ASSET VALUE

   The Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAV for the Fund and Portfolio is calculated by subtracting liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent.

   The Portfolio values its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Portfolio periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value. The Portfolio values equity securities at the last sale price on the principal exchange or in the principal over-the-counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the last available bid price. Foreign securities are translated from local currency into U.S. dollars using current exchange rates. The Portfolio values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Portfolio and the Fund calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.



DIVIDENDS, OTHER DISTRIBUTIONS,
AND TAXES


   The Fund distributes substantially all of its share of any net investment income (net of the Fund's expenses), any net capital gains from investment transactions and, any net gains from foreign currency transactions earned or realized by the Portfolio. Income dividends are declared daily by the Fund at the time its NAV is calculated and are paid monthly, and net capital and foreign currency gains, if any, are normally distributed annually in December. Investors who are considering the purchase of Fund shares in December should take this into account because of the tax consequences of such distributions. Income dividends will accrue beginning on the day after an investor's purchase order is converted to "federal funds."

          Distribution Options

--------------------------------------------------------------------------------

   REINVESTMENT IN SHARES. All dividends and other distributions, if any, paid on shares of the Fund are automatically reinvested in additional shares of the Fund, unless you elect to receive them in cash. Dividends are reinvested at the Fund's per share NAV on the last business day of each month. Each other distribution is reinvested at the Fund's per share NAV, usually as of the date the distribution is payable. For RETIREMENT ACCOUNTS, all distributions are automatically reinvested in shares; when you are at least 59 1/2 years old, you can receive distributions in cash without incurring a premature distribution penalty tax.

   DIVIDENDS IN CASH. You may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, by checking that election box on your Fund application.

   ALL DISTRIBUTIONS IN CASH. You may elect to receive all dividends and other distributions in cash, by checking that election box on your Fund application.

   Checks for cash dividends and other distributions usually will be mailed no later than seven days after the payable date. However, if you purchased your shares with a check, distributions on those shares may not be paid in cash until the Fund is reasonably satisfied that your check has cleared, which may take up to 15 days after the purchase date. No interest will accrue on amounts represented by uncashed distribution checks. Cash dividends and other distributions may be paid through an electronic transfer to a bank account designated in your Fund application. Call 800-877-9700 for more information. You can change any distribution election by writing to State Street, the Fund's shareholder servicing agent.


          Taxes

--------------------------------------------------------------------------------

   An investment has certain tax consequences, depending on the type of account in which the investment is made. For an account under a qualified retirement plan or an IRA, taxes are deferred.

   TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and generally also are subject to state and local income taxes. Your distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared. If you buy shares of the Fund just before it deducts a dividend or other distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. Investors who are considering the purchase of Fund shares in December should take this into account.

         For federal income tax purposes, income dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long you have owned your shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before you bought your shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to the Fund's distributions of net capital gain depending on the Portfolio's holding period. The Portfolio may invest in municipal securities, but any distributions of income derived from these securities are not tax-exempt, because the Portfolio does not invest the percentage of its assets in municipal securities that is required under federal tax law in order for the Fund to be eligible to distribute tax-free income.

   The portion of the dividends paid by the Fund attributable to interest on U.S. Government securities generally is not subject to state and local income taxes; however, distributions by the Fund of other net investment income and net realized capital gains are fully subject to those taxes. You should consult your tax adviser to determine the taxability of dividends and other distributions in your state and locality.

         OTHER. Every January, your Fund will send you a statement showing the amount of distributions paid in cash or reinvested in Fund shares for the previous year. You will also receive information showing (1) the portion, if any, of those distributions that generally is not subject to state and local income taxes and (2) capital gain distributions broken down in a manner that will enable you or your tax adviser to determine the appropriate rate of capital gains tax on such distributions.

TAXES ON REDEMPTIONS AND DISTRIBUTIONS. Capital gains realized on redemptions of Fund shares, including redemptions in connection with exchanges to other Neuberger& Berman Funds, are subject to tax. A capital gain or loss is generally the difference between the amount you paid for the shares (including the amount of any dividends and other distributions that were reinvested) and the amount you receive when you sell them. Capital gain on shares held for more than one year will be long-term capital gain, in which event it will be subject to federal income tax at the capital gains rates applicable to your holding period and tax bracket.

   When you sell Fund shares, you will receive a confirmation statement showing the number of shares you sold and the price.

   Every January, you will receive a consolidated transaction statement for the previous year. Be sure to keep your statements; they will be useful to you and your tax prepare in determining the capital gains and losses from your redemptions.

         The Fund intends to qualify for treatment as a regulated investment company for federal income tax purposes so that it will not have to pay federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.

         The foregoing is only a summary of some of the important income tax considerations affecting the Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, you should consult your tax adviser.


MANAGEMENT AND ADMINISTRATION

          Trustees and Officers

--------------------------------------------------------------------------------

   The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of the Fund and Portfolio. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Fund or Portfolio.


          Investment Manager, Administrator,
          Distributor, and Sub-Adviser

--------------------------------------------------------------------------------

   N&B Management serves as the investment manager of each Portfolio, as administrator of the Fund, and as distributor of the shares of the Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Portfolio, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolio and other mutual funds managed by N&B Management, also serves as investment adviser of one other investment company. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately [ ]billion as of December 31, 1997.

   As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolio. N&B Management compensates Neuberger & Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and may act as the Portfolio's principal broker to the extent that a broker is used in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately [ ]billion of assets as of December 31, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

   Theodore P. Giuliano, the President and a Trustee of the Trust and of Managers Trust, is a principal of Neuberger&Berman and a director and Vice President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately [ ] billion of assets as of December 31, 1997.

   Thomas G. Wolfe, a member of the Fixed Income Group, along with Theodore P. Giuliano, is primarily responsible for the day-to-day management of the Portfolio since its inception on _______, 1998.

   Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, Director of Fixed Income Credit Research since July 1993 and a Vice President of N&B Management since October 1995. He has been a portfolio manager of another bond fund managed by Neuberber&Berman since October 1995. From November 1987 to June 1993, he was Vice President in the Corporate Finance Department of Standard & Poor's.

   The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.

   To mitigate the possibility that the Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger& Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.


          Expenses

--------------------------------------------------------------------------------

   N&B Management provides investment management services to the Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. For investment management services, the Portfolio pays N&B Management a fee at the annual rate of 0.38% of the first $500 million of the Portfolio's average daily net assets, 0.355% of the next $500 million, 0.33% of the next $500 million, 0.305% of the next $500 million, and 0.28% of average daily net assets in excess of $2 billion.

   N&B Management provides administrative services to the Fund that include furnishing similar facilities and personnel for the Fund and performing certain shareholder, shareholder-related and other services. For such administrative services, the Fund pays N&B Management a fee at the annual rate of 0.27% of that Fund's average daily net assets. With the Fund's consent, N&B Management may subcontract to third parties some of its responsibilities to the Fund under the administration agreement. In addition, the Fund may compensate such third parties for accounting and other services.

   The Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. The Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses are the "Other Expenses" described on page [ ].

   See "Expense Information -- Annual Fund Operating Expenses" for information about how these fees and expenses may affect the value of your investment.

   N&B Management has voluntarily undertaken to reimburse the Fund for its Total Operating Expenses, which exceed, in the aggregate, 1.0% of the Fund's average daily net assets. N&B Management may terminate this undertaking to any Fund by giving at least 60 days' prior written notice to the Fund. The Fund has in turn agreed to repay N&B Management through December 31, 1999, for excess Total Operating Expenses that N&B Management reimbursed to the Fund. The effect of reimbursement by N&B Management is to reduce the Fund's expenses and thereby increase its total return.


          Transfer and Shareholder Servicing Arrangements

--------------------------------------------------------------------------------

   The Fund's transfer and shareholder servicing agent is State Street. State Street administers purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.



INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS


          The Fund

--------------------------------------------------------------------------------

   The Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eight separate series. The Fund invests all of its net investable assets in the Portfolio, in each case receiving a beneficial interest in the Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


    DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of any other fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.


          The Portfolio

--------------------------------------------------------------------------------

   The Portfolio is a separate series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has eight separate portfolios. The assets of the portfolio belong only to that portfolio, and the liabilities of the portfolio are borne solely by that portfolio and no other.


    FUND'S INVESTMENTS IN PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

   The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio.

   The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio would not be required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares directly to members of the general public. Information regarding any fund that invests in the Portfolio is available from N&B Management by calling 800-877-9700.

   The trustees of the Trust believe that investment in the Portfolio by a potential investor in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders.

   The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert, those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

    INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

    CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.


DESCRIPTION OF INVESTMENTS

   In addition to the securities referred to in "Investment Program" herein, the Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolio may make, see the SAI.


   U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also know as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association ("SLMA"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.


    INFLATION-INDEXED SECURITIES. The Portfolio may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period the Portfolio holds the security, the Portfolio may earn less on it than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.


    VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities have interest rate adjustment formulas that may help to stabilize their market value. Many of these instruments carry a demand feature which permits the Portfolio to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The Portfolio may rely on the credit instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security.

    REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, the Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. The Portfolio also may lend portfolio securities to banks, brokerage firms or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.


         ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. The Portfolio may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued, including unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. They may also include section 4(2) commercial paper and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of the Trusts, determine these securities are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.


    REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. In a reverse repurchase agreement, the Portfolio sells securities to a bank or securities dealer and simultaneously agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Portfolio continues to receive principal and interest payments on the securities. The Portfolio will maintain a segregated account consisting of cash or appropriate liquid securities to cover its obligations under reverse repurchase agreements. Dollar rolls are similar to reverse repurchase agreements. In a dollar roll, the Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Portfolio forgoes principal and interest payments on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in the Portfolio's and the Fund's NAVs and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements and dollar rolls.


    WHEN-ISSUED TRANSACTIONS. In a when-issued transaction, the Portfolio commits to purchase securities that will be issued at a future date (generally within three months) in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered. If the seller fails to complete the sale, the Portfolio may lose the opportunity to obtain a favorable price and yield. When-issued securities may decline or increase in value during the period from the Portfolio's investment commitment to the settlement of the purchase, which may magnify fluctuation in the Fund's NAV.


         MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities include U.S. Government agency mortgage-backed securities, which are issued or guaranteed by a U.S. Government agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, Fannie Mae, and

Freddie Mac certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans. These issuers include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Portfolio when market interest rates change.


     ASSET-BACKED SECURITIES. Asset-backed securities represent interests in, or are secured by and payable from, pools of assets, such as consumer loans, CARS-SM- ("Certificates for Automobile Receivables"), credit card receivables securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.

     The Portfolio may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Portfolio.


    FOREIGN INVESTMENTS. The Portfolio may invest in foreign securities. Foreign securities may be affected by potentially adverse local, political, economic, social or diplomatic developments in foreign countries, the investment significance of which may be difficult to discern. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may be difficult to invoke legal process or to enforce contractual obligations abroad. Foreign securities denominated in or indexed to foreign currencies may be affected by special risks, such as governmental regulation of foreign exchange transactions and the fluctuation of foreign currencies relative to the U.S. dollar, which could result in losses irrespective of the performance of the underlying investment.

In addition, the Portfolio may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a specified price at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Portfolio from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly; see the discussion of Hedging Instruments, below.


    PUT AND CALL OPTIONS, FUTURES CONTRACTS, AND OPTIONS ON FUTURES CONTRACTS. The Portfolio may try to reduce the risk of securities price changes (hedge) or manage portfolio duration by (1) entering into interest-rate futures contracts traded on futures exchanges and (2) purchasing and writing options on futures contracts. The Portfolio also may purchase and sell call options and put options on debt securities or on foreign currencies in its portfolio for hedging purposes or for the purpose of producing income. The Portfolio will write a call option on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve certain risks, including price volatility and a high degree of leverage. The Portfolio may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.

    The primary risks in using put and call options, futures contracts, options on futures contracts, forward foreign currency contracts or options on foreign currencies ("Hedging Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that use of Hedging Instruments is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of the Portfolio's securities; and (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments. When the Portfolio uses Hedging Instruments, the Portfolio will place cash or appropriate liquid securities in a segregated account, or will "cover" its position, to the extent required by SEC staff policy. Another risk of Hedging Instruments is the possible inability of the Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of these instruments. Losses that may arise from certain futures transactions are potentially unlimited.


    ZERO COUPON, STEP COUPON AND PAY-IN-KIND SECURITIES. These securities do not pay interest currently. Instead, zero coupon and step coupon securities are sold at a deep discount from their face value and are redeemed at face value when they mature; in calculating its daily income, the Portfolio accrues a portion of the difference between these securities' purchase price and their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because all of these securities do not pay current income, their prices can be very volatile when interest rates change. In addition, because the Fund is required by the federal tax law to distribute to its shareholders at least annually substantially all of its income, including the non-cash income attributable to zero coupon, step coupon and pay-in-kind securities, the Portfolio may have to dispose of securities to obtain cash for such distributions.

    SWAP AGREEMENTS. To help enhance the value of its investments or manage its exposure to different types of investments, the Portfolio may enter into interest rate, currency, and mortgage swap agreements and may purchase and sell interest-rate "caps," "floors," and "collars."

   In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

   In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

    Swap agreements, including caps and floors, may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Portfolio's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as a Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.


   REAL ESTATE-RELATED INVESTMENTS. These include real estate investment trusts (also known as "REITs"), commercial and residential mortgage-backed securities, and real estate financings. These instruments are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flows of underlying assets, creditworthiness of issuers, and tax and regulatory laws.


   EQUITY SECURITIES. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants. Equity securities' prices fluctuate based on changes in a corporation's financial condition and on changes in market or economic conditions. The equity securities of smaller companies are more sensitive to these changes than those of larger companies.


   DIRECT DEBT. Direct debt are loan participations, notes, assignments and other interests in amounts owed to financial institutions by borrowers, such as companies and governments, including emerging market countries. The Portfolio could buy all or part of a loan or participate in a syndicate organized by a bank. These loans may be secured or unsecured. Investments in direct debt involve special risks. The borrower may in be financial distress, the direct debt may be less liquid than other types of debt instruments there are usually less legal protections for owners of direct debt than for owners of conventional debt securities, and the borrowers may default or have a right to borrow additional cash from the owners of direct debt. In the case of emerging market countries, there are the additional risks described under Foreign Securities in this Prospectus.


   CALLABLE BONDS. Many bonds give the issuer the right to repay them early. If the issuer of high yield bond exercises this right during a period of falling interest rates, the Portfolio may not able to invest the proceeds at a comparably high rate of return.

                                                                      APPENDIX A


                              RATINGS OF SECURITIES

         S&P CORPORATE AND MUNICIPAL BOND RATINGS:
         ----------------------------------------

         INVESTMENT GRADE
         ----------------

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         SPECULATIVE GRADE
         -----------------

         BB, B - Bonds rated BB or B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation. While these bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC Debt rated 'CCC' has a currently indentifiable vulnerablility to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

         CC Debt rated `CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied `CCC' rating.

         C Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI The rating 'C' is reserved for income bonds on which no interest is being paid.

         D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         PLUS (+) OR MINUS (-): The ratings above may be modified by the addition of a plus or minus sign to show relative standing within major categories.

         MOODY'S CORPORATE AND MUNICIPAL BOND RATINGS:
         --------------------------------------------

         AAA - Bonds rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes that can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         AA - Bonds rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in AAA-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in AAA-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         BAA - Bonds which are rated BAA are considered as medium-grade obligations; I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         BA - Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         CAA-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         CA-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

         S&P COMMERCIAL PAPER RATINGS:
         ----------------------------

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 - This designation denotes satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B Issues rated `B' are regarded as having only speculative capacity for timely payment.

         C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

         D Debt rated `D' is in payment default. The `D'rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

         MOODY'S COMMERCIAL PAPER RATINGS:
         --------------------------------

         Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

-   Leading market positions in well-established industries.

-   High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated PRIME-2 (or related supporting institutions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    Issuers rated Not Prime do not fall within any of the Prime rating categories.

OTHER INFORMATION

DIRECTORY                               FUNDS ELIGIBLE FOR EXCHANGE
INVESTMENT MANAGER, ADMINISTRATOR,      EQUITY FUNDS
AND DISTRIBUTOR                         Neuberger&Berman Focus Fund
Neuberger&Berman Management             Neuberger&Berman Genesis Fund
Incorporated                            Neuberger&Berman Guardian Fund
605 Third Avenue 2nd Floor              Neuberger&Berman International Fund
New York, NY 10158-0180                 Neuberger&Berman Manhattan Fund
800-877-9700                            Neuberger&Berman Partners Fund
Institutional Services 800-366-6264     Neuberger&Berman Socially
                                        Responsive Fund
SUB-ADVISER
Neuberger&Berman, LLC                   MONEY MARKET FUNDS
605 Third Avenue                        Neuberger&Berman Government Money
New York, NY 10158-3698                 Fund
                                        Neuberger&Berman Cash Reserves
CUSTODIAN AND SHAREHOLDER
SERVICING AGENT                           BOND FUNDS
State Street Bank and Trust Company       Neuberger&Berman Limited
225 Franklin Street                       Maturity Bond Fund
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:                 MUNICIPAL FUNDS
Neuberger&Berman Funds                     Neuberger&Berman Municipal Money
Boston Service Center                      Fund
P.O. Box 8403                              Neuberger&Berman Municipal
Boston, MA 02266-8403                      Securities Trust

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

Neuberger&Berman, LLC, Neuberger&Berman Management Inc., and the above-named Funds are service marks or registered trademarks of Neuberger&Berman Management Inc.

-C- 1998 Neuberger&Berman Management Inc.

--------------------------------------------------------------------------------

             NEUBERGER & BERMAN HIGH YIELD BOND FUND AND PORTFOLIO



                      STATEMENT OF ADDITIONAL INFORMATION



                             DATED February 3, 1998



                             A No-Load Mutual Fund

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180

                             Toll-Free 800-877-9700

--------------------------------------------------------------------------------

          Neuberger & Berman High Yield Bond Fund ("Fund") is a no-load mutual fund that offers shares pursuant to a Prospectus dated February 3, 1998. The Fund invests all of its net investable assets in Neuberger & Berman High Yield Bond Portfolio ("Portfolio").

          The Fund's Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from the fund's administrator and distributor, Neuberger & Berman Management Inc. ("N&B Management"),605 Third Avenue, 2nd Floor, New York, NY 10158-0180 or by calling 800-877-9700.

          This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

          No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                               TABLE OF CONTENTS


INVESTMENT INFORMATION........................................................ 1

         Investment Policies and Limitations.................................. 1

         Rating Agencies...................................................... 4

         Additional Investment Information.................................... 5

         Risks of Fixed Income Securities.................................... 29

         Risks of Equity Securities.......................................... 30

PERFORMANCE INFORMATION...................................................... 30

         Yield Calculations.................................................. 31

         Total Return Computations........................................... 31

         Comparative Information............................................. 31

         Other Performance Information....................................... 32

CERTAIN RISK CONSIDERATIONS.................................................. 30

TRUSTEES AND OFFICERS........................................................ 34

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES............................ 41

         Investment Manager and Administrator................................ 41

         Sub-Adviser......................................................... 43

         Investment Companies Managed........................................ 44

         Management and Control of N&B Management............................ 46

DISTRIBUTION ARRANGEMENTS.................................................... 47

ADDITIONAL PURCHASE INFORMATION.............................................. 48

         Automatic Investing and Dollar Cost Averaging....................... 48

ADDITIONAL EXCHANGE INFORMATION.............................................. 49

ADDITIONAL REDEMPTION INFORMATION............................................ 53

         Suspension of Redemptions........................................... 53

         Redemptions in Kind................................................. 54

DIVIDENDS AND OTHER DISTRIBUTIONS............................................ 54

ADDITIONAL TAX INFORMATION................................................... 55

         Taxation of the Fund................................................ 55

         Taxation of the Portfolio........................................... 56

         Taxation of the Fund's Shareholders................................. 59

PORTFOLIO TRANSACTIONS....................................................... 60

         Portfolio Turnover.................................................. 61

REPORTS TO SHAREHOLDERS...................................................... 61

CUSTODIAN AND TRANSFER AGENT................................................. 61

INDEPENDENT AUDITORS......................................................... 61

LEGAL COUNSEL................................................................ 61

REGISTRATION STATEMENT....................................................... 62

Appendix A...................................................................A-1

                             INVESTMENT INFORMATION

          The Fund is a separate series of Neuberger & Berman Income Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio of Income Managers Trust ("Managers Trust") that has an investment objective identical to that of the Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")

          The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund and Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS
-----------------------------------

          The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

          Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

          All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.

          For purposes of the investment limitation on concentration in a particular industry, N&B Management determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. With respect to the limitation on borrowings, the Portfolio may pledge assets in connection with permitted borrowings. Also for purposes of the investment limitation on concentration in a particular industry, both mortgage-backed and asset-backed securities are grouped together as a single industry.

          Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.

          The fundamental investment policies and limitations of the Portfolio are as follows:

          1. BORROWING.  The Portfolio may not borrow money,  except that it may
(i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

          2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currency, forward contracts, swaps, caps, collars, floors and other financial instruments, or from investing in securities of any kind.

          3. DIVERSIFICATION. The Portfolio may not with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government and Agency Securities")) if, as a result,
(i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

          4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry.

          5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, loans, loan participations or other forms of direct debt instruments or (ii) by engaging in repurchase agreements.

          6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

          7. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

          8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

          The  non-fundamental   investment  policies  and  limitations  of  the
Portfolio are as follows:

          1. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

          2. BORROWING. The Portfolio may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

          3. LENDING. Except for the purchase of debt securities, loans, loan participations or other forms of direct debt instruments and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

          4. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that it may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

RATING AGENCIES
---------------

          As discussed in the Prospectus, the Portfolio may purchase securities rated by Standard & Poor's, a division of The McGraw Hill Companies, Inc.
("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio will mainly refer to ratings assigned by S&P and Moody's, which are described in Appendix A to the Prospectus.

ADDITIONAL INVESTMENT INFORMATION
---------------------------------

          The Portfolio, may make the following investments, among others, although it may not buy all of the types of securities or use all of the investment techniques that are described.

          LOWER RATED DEBT SECURITIES. Debt securities that are below investment grade are those securities that are rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another NRSRO or unrated securities determined by N&B Management to be of comparable quality. These securities are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues, but they may involve significant risk under adverse conditions. In particular, they are subject to: adverse changes in general economic conditions and in the industries in which the issuers are engaged, changes in the financial condition of the issuers, and price fluctuations in response to changes in interest rates.

          During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

          The market for lower rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

          The market for lower rated debt issues generally is thinner or less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

          U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government and Agency Securities are direct obligations of the U.S. Government or its agencies and instrumentalities, such as GNMA, Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association ("SLMA"), and Tennessee Valley Authority. Many agency securities are not backed by the full faith and credit of the United States.

          INFLATION-INDEXED SECURITIES. The Portfolio may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because the Fund must pay substantially all of its income to shareholders to avoid payment of federal income and excise taxes, the Portfolio may have to dispose of other investments to obtain the cash necessary to distribute the gain on inflation-indexed securities.

          REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities; the Portfolio may not enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

          SECURITIES LOANS. In order to realize income, the Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

          RESTRICTED SECURITIES AND RULE 144A SECURITIES. Restricted securities are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal markets are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

          Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 15% limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

          COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

          REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

          BANKING AND SAVINGS INSTITUTION SECURITIES. These include certificates of deposit ("CDs"), time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolio may invest typically are not covered by deposit insurance.

          VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

          The Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. The Portfolio may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, the Portfolio excludes securities that do not rely on the credit instrument or insurance for their rating, i.e., stand on their own credit.

          The Portfolio can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Portfolio to sell the security to the issuer or third party at a specified price.

          In calculating its dollar-weighted average duration, the Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, N&B Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

          MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers.

          Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, the Portfolio may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Portfolio uses an approach that N&B Management believes is reasonable in light of all relevant circumstances.

          Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

          Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements.

          The Portfolio may buy mortgage-backed securities without insurance or guarantees. The Portfolio may not purchase mortgage-backed securities that, in N&B Management's opinion, are illiquid if, as a result, more than 15% of the Portfolio's net assets would be invested in illiquid securities. N&B Management will, consistent with the Portfolios' investment objective, policies and limitations consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

          REAL ESTATE-RELATED INSTRUMENTS. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

          Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, or the quality of the credit extended. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

          ASSET-BACKED SECURITIES. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

          Certificates for Automobile ReceivablesSM ("CARSSM") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARSSM if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

          Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

          Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

          U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

          FOREIGN CURRENCY DENOMINATED FOREIGN SECURITIES. The Portfolio may invest up to 25% of its net assets in foreign securities denominated in foreign currencies and ADRs on such securities. Foreign currency denominated foreign securities are denominated in or indexed to foreign currencies, including (1) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and (3) obligations of foreign governments, their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxation, and (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments.

          Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

          Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

          Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

          AMERICAN DEPOSITARY RECEIPTS. American Depositary Receipts ("ADRs") are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. ADRs on foreign securities which are denominated in foreign currencies are subject to the Portfolio's 25% limit on foreign securities denominated in foreign currencies.

          DOLLAR ROLLS. In a "dollar roll," the Portfolio sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. A "covered roll" is a specific type of dollar roll in which the Portfolio holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. Dollar rolls are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. There is a risk that the contra-party will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

          WHEN-ISSUED TRANSACTIONS. These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae, and Freddie Mac certificates. These transactions involve a commitment by the Portfolio to purchase securities that will be issued at a future date (ordinarily within two months, although the Portfolio may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

          When-issued transactions enable the Portfolio to "lock in" what N&B Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, the Portfolio might purchase a security on a when-issued basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields.

          The value of securities purchased on a when-issued basis and any subsequent fluctuations in their value are reflected in the computation of the Portfolio's net asset value ("NAV") starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

          The Portfolio will purchase securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it has been entered into. The Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.

          When the Portfolio purchases securities on a when-issued basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases.

          FUTURES CONTRACTS AND OPTIONS THEREON. The Portfolio may purchase and sell interest rate and bond index futures contracts and options thereon, and may purchase and sell foreign currency futures contracts (with interest rate and bond index futures contracts, "Futures" or "Futures Contracts") and options thereon. The Portfolio engages in interest rate and bond index Futures and options transactions in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates. The Portfolio engages in foreign currency Futures and options transactions in an attempt to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolio does not engage in transactions in Futures or options thereon for speculation. The Portfolio views investment in
(1) interest rate Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency Futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Portfolio.

          A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

          U.S. Futures (except certain currency Futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

          Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month.

          "Margin" with respect to Futures is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's Futures positions. The margin deposit made by the Portfolio when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the Futures

Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily NAV, the Portfolio marks to market the value of its open Futures positions. The Portfolio also must make margin deposits with respect to options on Futures that it has written. If the futures commission merchant holding the deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

          An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.

          Although the Portfolio believes that the use of Futures Contracts will benefit it, if N&B Management's judgment about the general direction of the markets is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate. Decisions regarding whether, when, and how to hedge involve skill and judgment. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate or currency exchange rate trends, or lack of correlation between the futures markets and the securities markets. Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.

          Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting investors to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

          PUT AND CALL OPTIONS. The Portfolio may write and purchase put and call options on securities. Generally, the purpose of writing and purchasing these options is to reduce the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's NAVs. The Portfolio may also write covered call options to earn premium income. Portfolio securities on which call and put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

          The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

          When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

          When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the option. When writing a call option, the Portfolio will write only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver the security underlying a call option at less than the market price, thereby giving up any additional gain on the security.

          When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

          The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do), but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price which may be higher than the current market price of the security. If a call or put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

          The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.

          Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing transaction" with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions.

          The assets used as cover for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

          The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Portfolio's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

          Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both.

If the Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

          The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

          The Portfolio pays brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

          FORWARD FOREIGN CURRENCY CONTRACTS. The Portfolio may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("Forward Contracts"). The Portfolio enters into Forward Contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in Forward Contracts for speculation; it views investments in Forward Contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by it. Forward Contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

          N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a Forward Contract to sell that foreign currency or a proxy-hedge involving a Forward Contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated and which is available on more advantageous terms. However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid.

          OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write and purchase covered call and put options on foreign currencies. The Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities. As with other types of options, however, writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The risks of currency options are similar to the risks of other options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

          REGULATORY LIMITATIONS ON USING FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND FOREIGN CURRENCIES, AND FORWARD CONTRACTS (COLLECTIVELY, "HEDGING INSTRUMENTS"). To the extent the Portfolio sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

          COVER FOR HEDGING INSTRUMENTS. The Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Portfolio.

          GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Portfolio and changes in the market value of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. N&B Management intends to reduce the risk that the Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. There can be no assurance that the Portfolio's use of Hedging Instruments will be successful.

          The Portfolio's use of Hedging Instruments may be limited by certain provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to qualify as a regulated investment company ("RIC"). See "Additional Tax Information -- Taxation of the Portfolio."

          INDEXED SECURITIES. The Portfolio may invest in securities whose value is linked to interest rates, commodities, foreign currencies, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

          ZERO COUPON, STEP COUPON AND PAY-IN-KIND SECURITIES. The Portfolio may invest in zero coupon, step coupon, and pay-in-kind securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon and step coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. The Portfolio may also invest in pay-in-kind securities which pay interest through the issuance of additional securities.

          The discount on zero coupon and step coupon securities ("original issue discount" or "OID") must be taken into income ratably by the Portfolio prior to the receipt of any actual payments. Similarly, the Portfolio must include in its gross income the securities it receives as "interest" on pay-in-kind securities. Because the Fund must distribute substantially all of its net investment income (including its share of the Portfolio's accrued original issue discount and other non-cash income) to its shareholders each year for income and excise tax purposes, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the Fund's distribution requirements. See "Additional Tax Information."

          The market prices of zero coupon, step coupon, and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically. These securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

          SWAP AGREEMENTS. To help enhance the value of its portfolio or manage its exposure to different types of investments, the Portfolio may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars." In accordance with SEC staff requirements, the Portfolio will segregate cash or liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Portfolio will segregate only the amount of its net obligation, if any.

          MUNICIPAL OBLIGATIONS. The Portfolio may invest up to 5% of its net assets in municipal obligations, which are securities issued by or on behalf of states (as used herein, including the District of Columbia), territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

          The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of the Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value. Any of these factors could affect the value of municipal securities.

          DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrowers (including emerging market countries) to lenders or lending syndicates. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Direct debt instruments may involve a risk of insolvency of the lending bank or intermediary. Direct indebtedness of developing countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling to pay interest and repay principal when due.

          Because the Portfolio's ability to receive payments in connection with loan participations depends on the financial condition of the borrower, N&B Management will not rely solely on a bank or other lending institution's credit analysis of the borrower, but will perform its own investment analysis of the borrowers. N&B Management's analysis may include consideration of the borrower's financial strength, managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Loan participations are not generally rated by independent rating agencies and therefore, investments in a particular loan participation will depend almost exclusively on the credit analysis of the borrower performed by N&B Management and the original lending institution.

          Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, the Portfolio may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the Portfolio may be subject to claims of the lead bank's creditors.

          Although some of the loans in which the Portfolio invests may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where the Portfolio purchases a loan through an assignment, there is a possibility that the Portfolio will, in the event the borrower is unable to pay the loan, become the owner of the collateral, and thus will be required to bear the costs of liabilities associated with owning and disposing of the collateral.

          The Portfolio's policies limit the percentage of the Fund's assets that can be invested in the securities of issuers primarily involved in one industry. Legal interpretations by the SEC staff may require the Portfolio, in some instances, to treat both the lending bank and the borrower as "issuers" of a loan participation by the Portfolio. In combination, the Portfolio's policies and the SEC staff's interpretations may limit the amount the Portfolio can invest in loan participations.

          There may not be a recognizable, liquid public market for loan participations. To the extent this is the case, the Portfolio would consider the loan participation as illiquid and subject to the Portfolio's restriction on investing no more than 15% of its net assets in illiquid securities.

          CONVERTIBLE SECURITIES. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Securities convertible into common stock are subject to the Portfolio's 20% limitation on equity securities. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

          The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objectives.

          PREFERRED STOCK. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

          WARRANTS. Warrants may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

RISKS OF FIXED INCOME SECURITIES
--------------------------------

          Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported.

RISKS OF EQUITY SECURITIES
--------------------------

          Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities and warrants. To the extent the Portfolio invests in such securities, the value of securities held by the Portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile and stock prices can change substantially. This market risk will affect the Portfolio's and the Fund's NAVs per share, which will fluctuate as the value of the securities held by the Portfolio change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Not all factors can be predicted.


                           CERTAIN RISK CONSIDERATIONS

          The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

          Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Portfolio will achieve its investment objective.


                             PERFORMANCE INFORMATION

          The Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of the Fund will vary. The share price of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

YIELD CALCULATIONS
------------------

          The Fund may advertise its "yield" based on a 30-day (or one month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.

TOTAL RETURN COMPUTATIONS
-------------------------

          The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                        n
                                  P(1+T) = ERV

Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

          N&B Management may reimburse the Fund for certain expenses which would have the effect of increasing yield and total return. Of course, past performance cannot guarantee future results.

COMPARATIVE INFORMATION
-----------------------

          From time to time the Fund's performance may be compared with:

     (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, IBC/Donoghue's Money Market Fund Report, Investment Company Data Inc., Morningstar Inc., Micropal Incorporated and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

     (2) recognized bond, stock, and other indices such as the Shearson Lehman Bond Index, the Standard & Poor's "500" Composite Stock Price Index ("S&P 500 Index"), Dow Jones Industrial Average ("DJIA"), S&P/BARRA Index, Russell Index, and various other domestic, international, and global indices and changes in the U.S. Department of Labor Consumer Price Index. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.

          The Fund's performance also may be compared from time to time with the following specific indices and other measures of performance:

          The Fund's performance may be compared with the Merrill Lynch 1-3 year Treasury Index and the Lehman Brothers Intermediate Government/Corporate Bond Index, and the Lipper High Yield Bond Fund Index as well as the performance of Treasury securities and corporate bonds.

          In addition, the Fund's performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in the Fund, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.

          Evaluations of the Fund's performance, its yield/total returns and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION
-----------------------------

          From  time  to  time,  information  about  the  Portfolio's  portfolio
allocation   and  holdings  as  of  a   particular   date  may  be  included  in

Advertisements for the Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.

          Information (including charts and illustrations) showing the effects of compounding interest may be included in Advertisements from time to time. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded at different intervals, such as annually, semi-annually, quarterly, monthly, or daily. For example, $1,000 compounded annually at 9% will grow to $1,090 at the end of the first year (an increase of $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9% will grow to $2,367 at the end of ten years and $5,604 at the end of twenty years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. All these examples are for illustrative purposes only and are not indicative of the Fund's performance.

          Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

          Information (including charts and illustrations) showing the total return performance for government funds, 6-month CDs and money market funds may be included in Advertisements from time to time.

          Information   regarding   the  effects  of  automatic   investing  and
systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

          From time to time the investment philosophy of N&B Management's founder, Roy R. Neuberger, may be included in the Funds' Advertisements. This philosophy is described in further detail in "The Art of Investment: A Conversation with Roy Neuberger," attached as Appendix B to this SAI.


                              TRUSTEES AND OFFICERS

          The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by N&B Management and Neuberger & Berman.

                                Positions
Name, Address                   Held With
and Age (1)                    the Trusts           Principal Occupation(s)(2)
-----------                    ----------           -----------------------

John Cannon (67)               Trustee of           President,  AMA   Investment
CDC Associates, Inc.           each Trust           Advisers,   Inc. (registered
620 Sentry Parkway                                  investment  adviser) (1976 -
Suite 220                                           1991); Senior Vice President
Blue Bell, PA  19422                                AMA   Investment   Advisers,
                                                    Inc.    (1991    -    1993);
                                                    President   of  AMA   Family
                                                    Funds (investment companies)
                                                    (1976 - 1991);  Chairman and
                                                    Chief Investment  Officer of
                                                    CDC     Associates,     Inc.
                                                    (registered       investment
                                                    adviser) (1993 - present).

Stanley Egener* (63)           Chairman             Principal  of   Neuberger  &
                               of the               Berman;    President     and
                               Chief Exe-           Director of N&B  Management;
                               cutive               Chairman of the Board, Chief
                               Officer              Executive     Officer    and
                               and                  Trustee  of   eight    other
                               Trustee of           mutual funds for  which  N&B
                               each Trust           Management  acts  as invest-
                                                    ment  manager  or   adminis-
                                                    trator.

Theodore P. Giuliano* (45)     President            Principal   of   Neuberger &
                               and                  Berman;  Vice  President and
                               Trustee of           Director of  N&B Management;
                               each Trust           President and Trustee of one
                                                    other mutual fund for  which
                                                    N&B   Management   acts   as
                                                    administrator.

Barry Hirsch (64)              Trustee of           Senior      Vice  President,
Loews Corporation              each Trust           Secretary,    and    General
667 Madison Avenue                                  Counsel of Loews Corporation
8th Floor                                           (diversified       financial
New York, NY 10021                                  corporation).

                                Positions
Name, Address                   Held With
and Age (1)                    the Trusts           Principal Occupation(s)(2)
-----------                    ----------           -----------------------

Robert A. Kavesh (70)          Trustee of           Professor   of  Finance  and
110 Bleecker Street            each Trust           Economics at Stern School of
Apt. 24B                                            Business,  New  York Univer-
New York, NY 10012                                  sity;    Director   of   Del
                                                    Laboratories,    Inc.    and
                                                    Greater   New  York   Mutual
                                                    Insurance Co.

William E. Rulon (65)           Trustee of          Retired.    Senior      Vice
1761 Hotel Circle South         each Trust          President of Foodmaker, Inc.
San Diego, CA 92108                                 (operator and  franchiser of
                                                    restaurants)  until  January
                                                    1997;    Secretary        of
                                                    Foodmaker,  Inc.  until July
                                                    1996.

Candace  L.  Straight  (50)     Trustee of          Private     investor     and
518 E. Passaic Avenue           each Trust          consultant   specializing in
Bloomfield, NJ 07003                                the    insurance   industry;
                                                    LLC    (limited    liability
                                                    company providing investment
                                                    banking    and    consulting
                                                    services  to  the  insurance
                                                    industry)  until March 1996;
                                                    President     of     Integon
                                                    Corporation,   (marketer  of
                                                    life  insurance,  annuities,
                                                    and  property  and  casualty
                                                    insurance),       1990-1992;
                                                    Director  of Drake  Holdings
                                                    (U.K.  motor  insurer) until
                                                    June 1996.

                                Positions
Name, Address                   Held With
and Age (1)                    the Trusts           Principal Occupation(s)(2)
-----------                    ----------           -----------------------

Daniel J. Sullivan (57)        Vice                 Senior Vice President of N&B
                               President            Management since 1992; prior
                               of each              thereto, Vice  President  of
                               Trust                N&B     Management;     Vice
                                                    President  of  eight   other
                                                    mutual  funds  for which N&B
                                                    Management      acts      as
                                                    investment     manager    or
                                                    administrator.

Michael J. Weiner (50)         Vice                 Senior Vice President of N&B
                               President            Management     since   1992;
                               and                  Treasurer of N&B  Management
                               Principal            from  1992  to  1996;  prior
                               Financial            thereto, Vice  President and
                               Officer of           Treasurer of  N&B Management
                               each Trust           and    Treasurer  of certain
                                                    mutual  funds  for which N&B
                                                    Management      acted     as
                                                    investment   adviser;   Vice
                                                    President    and   Principal
                                                    Financial  Officer  of eight
                                                    other mutual funds for which
                                                    N&B   Management   acts   as
                                                    investment     manager    or
                                                    administrator.

Claudia A. Brandon (41)        Secretary            Vice   President   of    N&B
                               of each              Management;   Secretary   of
                               Trust                eight other mutual funds for
                                                    which N&B Management acts as
                                                    investment     manager    or
                                                    administrator.

                                Positions
Name, Address                   Held With
and Age (1)                    the Trusts           Principal Occupation(s)(2)
-----------                    ----------           -----------------------

Richard Russell (50)           Treasurer            Vice  President  of N&B Man-
                               and                  agement  since  1993;  prior
                               Principal            thereto,    Assistant   Vice
                               Accounting           President of N&B Management;
                               Officer              Treasurer and Principal  Ac-
                               of each              counting Officer   of  eight
                               Trust                other mutual funds for which
                                                    N&B   Management   acts   as
                                                    investment    manager     or
                                                    administrator.

Stacy Cooper-Shugrue (34)      Assistant            Assistant  Vice President of
                               Secretary            N&B  Management  since 1993;
                               of each              prior thereto, employee   of
                               Trust                N&B   Management;  Assistant
                                                    Secretary  of  eight   other
                                                    mutual  funds  for which N&B
                                                    Management      acts      as
                                                    investment     manager    or
                                                    administrator.

C. Carl Randolph (60)          Assistant            Principal   of   Neuberger &
                               Secretary            Berman   since  1992;  prior
                               of                   thereto,       employee   of
                               each Trust           Neuberger      &     Berman;
                                                    Assistant Secretary of eight
                                                    other mutual funds for which
                                                    N&B   Management   acts   as
                                                    investment     manager    or
                                                    administrator.

Barbara DiGiorgio (38)         Assistant            Assistant  Vice President of
                               Treasurer            N&B  Management since  1993;
                               of each              prior thereto, employee of
                               Trust                N&B   Management;  Assistant
                                                    Treasurer   of  eight  other
                                                    mutual  funds  for which N&B
                                                    Management      acts      as
                                                    investment     manager    or
                                                    administrator.

Name, Address                   Held With
and Age (1)                    the Trusts           Principal Occupation(s)(2)
-----------                    ----------           -----------------------

Celeste Wischerth (36)         Assistant            Assistant Vice President  of
                               Treasurer            N&B  Management since  1994;
                               of each              prior  thereto,  employee of
                               Trust                N&B   Management;  Assistant
                                                    Treasurer   of  eight  other
                                                    mutual  funds  for which N&B
                                                    Management      acts      as
                                                    investment     manager    or
                                                    administrator.


--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, NY 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Giuliano are interested persons by virtue of the fact that they are officers and directors of N&B Management and principals of Neuberger & Berman.

          The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, or by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

                  The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds(R) has any retirement plan for its trustees or officers.

                              TABLE OF COMPENSATION

                         FOR FISCAL YEAR ENDED 10/31/97
                         ------------------------------

Name and Position                 Aggregate              Total Compensation from
with the Trust                    Compensation           Trusts in the Neuberger
                                  from the               & Berman Fund Complex
                                  Truts                  Paid to Trustees
-----------------                 ------------           -----------------------

John Cannon                       $16,504                      $34,500

Trustee                                                    (2 other investment
                                                            companies)

Charles DeCarlo                   $ 3,923                      $8,000

Trustee (retired 12/96)                                    (2 other investment
                                                            companies)

Stanley Egener                    $0                           $0

Chairman  of  the  Board,                                  (9 other investment
Chief  Executive Offi-                                      companies)
cer, and Trustee

Theodore P. Giuliano              $0                           $0

President and Trustee                                      (2 other investment
                                                            companies)

Barry Hirsch                      $14,809                      $30,500

Trustee                                                    (2 other investment
                                                            companies)

Robert A. Kavesh                  $16,504                      $35,000

Trustee                                                    (2 other investment
                                                            companies)

Harold R. Logan                   $3,923                       $8,000

                              TABLE OF COMPENSATION

                         FOR FISCAL YEAR ENDED 10/31/97
                         ------------------------------

Name and Position                 Aggregate              Total Compensation from
with the Trust                    Compensation           Trusts in the Neuberger
                                  from the               & Berman Fund Complex
                                  Truts                  Paid to Trustees
-----------------                 ------------           -----------------------

Trustee (retired 12/96)                                    (2 other investment
                                                            companies)

William E. Rulon                  $14,809                      $30,500

Trustee                                                    (2 other investment
                                                            companies)

Candace L. Straight               $14,809                      $31,500


Trustee                                                    (2 other investment
                                                            companies)



                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR
------------------------------------

          Because the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. N&B Management serves as the Portfolio's investment manager pursuant to a management agreement with Managers Trust, on behalf of the Portfolio, dated as of July 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in the Portfolio on ___________, 1998.

          The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of the Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although N&B Management has no current plans to pay a material amount of such compensation.

          N&B Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two officers and directors of N&B Management (who also are principals of Neuberger & Berman) presently serve as trustees and officers of the Trusts. See "Trustees and Officers." The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

          N&B Management provides similar facilities, services, and personnel to the Fund pursuant to an administration agreement with the Trust, dated May 1, 1995 ("Administration Agreement"). For such administrative services, the Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus. The Fund became subject to the Administration Agreement on __________, 1998.

          Under the Administration Agreement, N&B Management also provides to the Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. N&B Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of the Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

          From time to time, N&B Management or the Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate NAV of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

          As noted in the Prospectus under "Management and Administration -- Expenses," N&B Management has voluntarily undertaken to reimburse the Fund its Total Operating Expenses (including fees under the Administration Agreement) and the Fund's pro rata share of the Portfolio's Total Operating Expenses (including fees under the Management Agreement) that exceed, in the aggregate, 1.0% per annum of the Fund's average daily net assets. Total Operating Expenses exclude interest, taxes, brokerage commissions, and extraordinary expenses. N&B Management can terminate each undertaking by giving the Fund at least 60 days' prior written notice.

          The Management Agreement continues with respect to the Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues with respect to the Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

          The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER
-----------

          N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated July 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the holders of the interests in the Portfolios on _______, 1998.

          The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as a sub-adviser for all of the other mutual funds managed by N&B Management.

          The Sub-Advisory Agreement continues with respect to the Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable thereafter from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

          Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED
----------------------------

          N&B Management currently serves as investment manager of the following investment companies. As of December 31, 1997, these companies, along with one other investment company advised by Neuberger & Berman, had aggregate net assets of approximately $( ) billion, as shown in the following list:


                                                               Approximate
                                                               Net Assets at
Name                                                           December 31, 1997
----                                                           -----------------


Neuberger & Berman Cash Reserves Portfolio.........................$____________
(investment portfolio for Neuberger & Berman Cash Reserves)

Neuberger & Berman Government Money Portfolio......................$____________
(investment portfolio for Neuberger & Berman Government Money Fund)

Neuberger & Berman Limited Maturity Bond Portfolio.................$____________
(investment portfolio for Neuberger & Berman Limited Maturity Bond Fund and Neuberger & Berman Limited Maturity Bond Trust)

Neuberger & Berman Municipal Money Portfolio.......................$____________
(investment portfolio for Neuberger & Berman Municipal Money Fund)

Neuberger & Berman Municipal Securities Portfolio..................$____________
(investment portfolio for Neuberger & Berman Municipal Securities Trust)

Neuberger & Berman Focus Portfolio.................................$____________
(investment portfolio for Neuberger & Berman Focus Fund, Neuberger & Berman Focus Trust, and Neuberger & Berman Focus Assets)

Neuberger & Berman Genesis Portfolio...............................$____________
(investment portfolio for Neuberger & Berman Genesis Fund, Neuberger & Berman Genesis Trust, and Neuberger & Berman Genesis Assets)

Neuberger & Berman Guardian Portfolio..............................$____________
(investment portfolio for Neuberger & Berman Guardian Fund, Neuberger & Berman Guardian Trust, and Neuberger & Berman Guardian Assets)

Neuberger & Berman International Portfolio.........................$____________
(investment portfolio for Neuberger & Berman International Fund)

Neuberger & Berman Manhattan Portfolio.............................$____________
(investment  portfolio  for  Neuberger & Berman  Manhattan  Fund,  Neuberger   &
Berman  Manhattan  Trust,  and  Neuberger & Berman Manhattan Assets)

Neuberger & Berman Partners Portfolio..............................$____________
(investment  portfolio  for  Neuberger  & Berman  Partners  Fund,  Neuberger   &
Berman  Partners  Trust,  and  Neuberger & Berman Partners Assets)

Neuberger & Berman Socially Responsive Portfolio...................$____________
(investment portfolio for Neuberger & Berman Socially Responsive Fund, Neuberger & Berman NYCDC Socially Responsive Trust and Neuberger & Berman Socially Responsive Trust)

Advisers Managers Trust (eight series).............................$____________

          In addition, Neuberger & Berman serves as investment adviser to one investment company, Plan Investment Fund, with assets of $( ) at December 31, 1997.

          The investment decisions concerning the Portfolio and the other mutual funds managed by N&B Management (collectively, "Other N&B Funds") will be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

          There may be occasions when the Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.

MANAGEMENT AND CONTROL OF N&B MANAGEMENT
----------------------------------------

          The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Brooke A. Cobb, Vice President; Robert W.

D'Alelio, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Joseph Galli, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Valerie Chang, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Michael
J. Hanratty, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Josephine Velez, Assistant Vice President; Celeste Wischerth, Assistant Vice President; KimMarie Zamot, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Gendelman, Giuliano, Lainoff, Zicklin,
Kassen, Risen, Simons and Sundman and Mmes. Prindle, Silver and Vale are principals of Neuberger & Berman.

          Mr. Giuliano and Mr. Egener are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper-Shugrue, DiGiorgio and Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.

          All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.


                            DISTRIBUTION ARRANGEMENTS

          N&B Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

          The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer to the Fund's shareholders any investment products or services other than those managed or distributed by N&B Management or Neuberger & Berman.

          The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement dated _____, 199__. The Fund became a party to the Distribution Agreement on ____, 199__. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.


                         ADDITIONAL PURCHASE INFORMATION

AUTOMATIC INVESTING AND DOLLAR COST AVERAGING
---------------------------------------------

          Shareholders may arrange to have a fixed amount automatically invested in shares of the Fund each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which N&B Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger & Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

          Automatic investing enables a shareholder in the Fund to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.


                         ADDITIONAL EXCHANGE INFORMATION

          As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege," shareholders may redeem at least $1,000 worth of the Fund's shares and invest the proceeds in shares of one or more of the Equity, Municipal or other Income Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.

          Fund shareholders who are considering exchanging shares into any of the funds described below should note that (1) like the Fund, the Other Income
Funds and Municipal Funds are series of the Trust, (2) the Equity Funds are series of a Delaware business trust (named "Neuberger & Berman Equity Funds") that is registered with the SEC as an open-end management investment company,
(3) each of the Equity Funds, Municipal Funds and the Other Income Funds invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.

EQUITY FUNDS
------------

Neuberger & Berman                      Seeks   long-term  capital  appreciation
Focus Fund                              through   investments  principally    in
                                        common  stocks  selected  from 13 multi-
                                        industry economic sectors.
                                        The   corresponding   portfolio  uses  a
                                        value-oriented    approach   to   select
                                        individual securities and then focuses its investments in the sectors in which the undervalued stocks are clustered.
                                        Through this approach, 90% or more of the portfolio's investments are normally made in not more than six sectors.

Neuberger & Berman                      Seeks   capital   appreciation   through
Genesis Fund                            investments  primarily in common  stocks
                                        of    companies    with   small   market
                                        capitalizations   (i.e.,   up  to   $1.5
                                        billion) at the time of the Portfolio's investment. The corresponding portfolio uses a value-oriented approach to the selection of individual securities.

Neuberger & Berman                      Seeks   capital   appreciation   through
Guardian Fund                           investments  primarily in common  stocks
                                        of    long-established,     high-quality
                                        companies that N&B  Management  believes
                                        are   well-managed.   The  corresponding
                                        portfolio uses a value-oriented approach
                                        to   the    selection   of    individual
                                        securities.    Current   income   is   a
                                        secondary objective. The fund (or its predecessor) has paid its shareholders an income dividend every quarter, and a capital gain distribution every year, since its inception in 1950, although there can be no assurance that it will be able to continue to do so.

Neuberger & Berman                      Seeks  long-term  capital   appreciation
International Fund                      through   investments  primarily  in   a
                                        diversified    portfolio    of    equity
                                        securities  of foreign  issuers.  Assets
                                        will  be  allocated  among  economically
                                        mature     countries     and    emerging
                                        industrialized  countries.

Neuberger & Berman                      Seeks   capital   appreciation,  without
Manhattan Fund                          regard  to  income,  through investments
                                        in  securities  of small-,  medium-  and
                                        large-capitalization  companies believed
                                        to  have  the  maximum   potential   for
                                        long-term  capital   appreciation.   The
                                        corresponding   portfolio's   investment
                                        program involves greater risks and share
                                        price   volatility  than  programs  that
                                        invest in more undervalued securities.

Neuberger & Berman                      Seeks  capital  growth  through  an  in-
Partners Fund                           vestment  approach that  is  designed to
                                        increase  capital with reasonable  risk.
                                        Its investment  program seeks securities
                                        believed  to  be  undervalued  based  on
                                        strong   fundamentals   such  as  a  low
                                        price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle.
                                        The corresponding portfolio uses the value-oriented investment approach in the selection of individual securities.

Neuberger & Berman                      Seeks long-term    capital  appreciation
Socially  Responsive                    through    investments    primarily   in
Funds                                   securities  of companies  that meet both
                                        financial and social criteria.


MUNICIPAL FUNDS
---------------

Neuberger & Berman                      A money  market fund seeking  the  maxi-
Municipal Money Fund                    mum current income  exempt  from federal
                                        income tax, consistent  with  safety and
                                        liquidity.  The corresponding  Portfolio
                                        invests  in  high  quality,   short-term
                                        municipal   securities.   It   seeks  to
                                        maintain   a   constant   purchase   and
                                        redemption  price of $1.00.

Neuberger & Berman                      Seeks  high  current  tax-exempt  income
Municipal Securities                    with  low  risk  to  principal,  limited
Trust                                   price  fluctuation,  and liquidity;  and
                                        secondarily,     total    return.    The
                                        corresponding   portfolio   invests   in
                                        investment  grade municipal  securities.
                                        Maximum dollar-weighted average duration of 10 years.

OTHER INCOME FUNDS
------------------

Neuberger & Berman                      A  U.S.  Government  money  market  fund
Government Money Fund                   seeking maximum safety and liquidity and
                                        the highest  available  current  income.
                                        The corresponding portfolio invests only in U.S. Treasury obligations and other money market instruments backed by the full faith and credit of the United
                                        States. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger & Berman                      A   money   market   fund   seeking  the
Cash Reserves                           highest  current  income consistent with
                                        with   safety   and    liquidity.    The
                                        corresponding   portfolio   invests   in
                                        high-quality  money market  instruments.
                                        It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger  & Berman                     Seeks   the   highest   current   income
Limited  Maturity  Bond                 consistent  with low  risk to  principal
Fund                                    and liquidity;  and  secondarily,  total
                                        return.   The  corresponding   portfolio
                                        invests  in debt  securities,  primarily
                                        investment  grade;   maximum  10%  below
                                        investment  grade, but no lower than B.1
                                        Maximum dollar-weighted average duration of four years.


          The Fund described herein, and any of the funds described above, may terminate or modify its exchange privilege in the future.

          Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes, and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

          There can be no assurance that Neuberger & Berman Cash Reserves, Neuberger & Berman Government Money, or Neuberger & Berman Municipal Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.


                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS
-------------------------

          The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders.



---------------------
1    As  rated  by  Moody's  or  S&P or, if unrated by either or those entitles, deemed by N&B Management to be of comparable quality.

Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND
-------------------

          The Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

          The Fund distributes to its shareholders substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by the Portfolio. The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include net realized or unrealized capital and foreign currency gains and losses. Net investment income and net gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's
NAV) until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (currently 4 p.m. Eastern time).

          Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Shares of the Fund begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

          Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid through an electronic transfer to a bank account designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

          A cash election with respect to the Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing to request that the cash election be reinstated.

          Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund at the Fund's price on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or distribution checks.


                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS
---------------------

          In order to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

          Certain other series of the Trust have received rulings from the Internal Revenue Service ("Service") that each series, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the series satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied upon as precedent by the Fund, N&B Management believes the reasoning thereof and, hence, their conclusion apply to the Fund as well.

          The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

          See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging and certain other transactions engaged in by the Portfolio.

TAXATION OF THE PORTFOLIO
-------------------------

          Certain other portfolios of Managers Trust have received rulings from the Service to the effect that, among other things, each portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied upon as precedent by the Portfolio, N&B Management believes the reasoning thereof and, hence, their conclusion apply to the Portfolio as well. As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.

          Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund qualifies as a RIC, the Portfolio intends to conduct its operations so that the Fund will be able to satisfy all those requirements.

          Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolio. The Fund's basis for its interest in the Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

          Dividends and interest received by the Portfolio, and gains realized by the Portfolio, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

          The use by the Portfolio of hedging strategies, such as writing (selling) and purchasing Futures Contracts and options and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the

Portfolio realizes in connection therewith. For the Portfolio, gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement.

          Exchange-traded Futures Contracts and listed options thereon and certain Forward Contracts constitute "Section 1256 contracts." Section 1256 contracts are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. As of the date of this SAI, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on net capital gain (the excess of net long-term capital gain over net short-term capital loss) enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months. However, proposed technical corrections legislation would clarify that the 20% rate applies.

          The Portfolio may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds")). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by the Portfolio (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, the Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

                  The Portfolio may acquire zero coupon or other securities issued with OID or pay-in-kind securities which pay interest through the issuance of additional securities. As a holder of those securities, the Portfolio (and, through it, the Fund) must take into income the OID and other non-cash income that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID and other non-cash income) to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash the Portfolio actually receives. Those distributions will be made from the Fund's (or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of the Portfolio's securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain.

TAXATION OF THE FUND'S SHAREHOLDERS
-----------------------------------

          If shares of the Fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

          The Fund is required to withhold 31% of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

          As described under "How to Sell Shares" in the Prospectus, the Fund may close a shareholder's account with the Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to reestablish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account ("IRA") (including an education IRA and a Roth
IRA) or a qualified retirement plan (including a simplified employee pension plan, "Savings Incentive Match Plan for Employees" ("SIMPLE") self-employed individual retirement plan (so-called "Keogh plan"), corporate profit-sharing and money purchase pension plan, section 401(k) plan, and section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. The accountholder should consult his or her tax adviser regarding any such consequences.


                             PORTFOLIO TRANSACTIONS

          Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolio typically does not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

          In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), the Portfolio seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, N&B Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. N&B Management also may consider the brokerage and research services that broker-dealers provide to the Portfolio or N&B Management. Under certain conditions, the Portfolio may pay higher brokerage commissions in return for brokerage and research services, although the Portfolio does not have a current arrangement to do so. In any case, the Portfolio may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.

          No affiliate of the Portfolio receives give-ups or reciprocal business in connection with its portfolio transactions. The Portfolio does not effect transactions with or through broker-dealers in accordance with any formula or for selling shares of the Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio unless an appropriate exemption is available.

PORTFOLIO TURNOVER
------------------

          The Portfolio calculates a portfolio turnover rate by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.


                             REPORTS TO SHAREHOLDERS

          Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and for the Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.


                          CUSTODIAN AND TRANSFER AGENT

          The Fund and Portfolio have selected State Street, 225 Franklin Street, Boston, MA 02110 as custodian for their securities and cash. State Street also serves as the Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger & Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.


                              INDEPENDENT AUDITORS

          The Fund and Portfolio have selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit their financial statements.


                                  LEGAL COUNSEL

          The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as their legal counsel.

                             REGISTRATION STATEMENT

          This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund and Portfolio.

          Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                                                      APPENDIX A


            THE ART OF INVESTMENT: A CONVERSATION WITH ROY NEUBERGER

                                     PART C
                                     ------

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment
No. 24.

                         NEUBERGER & BERMAN INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 24 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
-------  ---------------------------------

(a)      Financial Statements:

         None included.

(b)      Exhibits:


             EXHIBIT      DESCRIPTION
             NUMBER       -----------
             -------


             (1)          (a)      Certificate of Trust. Incorporated by Reference to Post-Effective
                                   Amendment No. 21 to Registrant's Registration Statement, File Nos.
                                   2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-000117.

                          (b)      Trust Instrument of Neuberger & Berman Income Funds.  Incorporated
                                   by Reference to Post-Effective Amendment No. 21 to Registrant's
                                   Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR
                                   Accession No. 0000898432-96-000117.

                          (c)      Schedule A - Current Series of Neuberger & Berman Income Funds.
                                   Filed Herewith.

             (2)          By-Laws of Neuberger & Berman Income Funds.  Incorporated by Reference to
                          Post-Effective Amendment No. 21 to Registrant's Registration Statement, File
                          Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-000117.

             (3)          Voting Trust Agreement.  None.

             (4)          (a)      Trust Instrument of Neuberger & Berman Income Funds, Articles IV,
                                   V, and VI.  Incorporated by Reference to Post-Effective Amendment
                                   No. 21 to Registrant's Registration Statement, File Nos. 2-85229
                                   and 811-3802, EDGAR Accession No. 0000898432-96-00017.

                          (b)      By-Laws of Neuberger & Berman Income Funds, Articles V, VI, and
                                   VIII.  Incorporated by Reference to Post-Effective Amendment No. 21
                                   to Registrant's Registration Statement, File Nos. 2-85229 and
                                   811-3802, EDGAR Accession No. 0000898432-96-00017.

             (5)          (a)      (i)      Management Agreement Between Income Managers Trust and
                                            Neuberger & Berman Management Incorporated.  Incorporated
                                            by Reference to Post-Effective Amendment No. 21 to
                                            Registrant's Registration Statement, File Nos. 2-85229 and
                                            811-3802, EDGAR Accession No. 0000898432-96-00017.

                                   (ii)     Form of Schedule A - Portfolios of Income Managers Trust
                                            Currently Subject to the Management Agreement.  Filed
                                            Herewith.

                                   (iii)    Form   of   Schedule   B  -  Schedule  of   Compensation
                                            under    the     Management  Agreement. Filed Herewith.

                          (b)      (i)      Sub-Advisory Agreement Between Neuberger & Berman
                                            Management Incorporated and Neuberger & Berman, L.P. with
                                            respect to Income Managers Trust.  Incorporated by
                                            Reference to Post-Effective Amendment No. 21 to
                                            Registrant's Registration Statement, File Nos. 2-85229 and
                                            811-3802, EDGAR Accession No. 0000898432-96-00017.

                                   (ii)     Form of Schedule A - Portfolios of Income Managers Trust
                                            Currently Subject to the Sub-Advisory Agreement.  Filed
                                            Herewith.

                                   (iii)    Substitution Agreement Among  Neuberger  &
                                            Berman  Management    Incorporated, Income
                                            Managers   Trust,   Neuberger  & Berman,
                                            L.P.,   and   Neuberger  &  Berman, LLC.
                                            Incorporated    by Reference to Post-
                                            Effective  Amendment    No.    23   to
                                            Registrant's   Registration Statement,
                                            File    Nos.  2-85229 and 811-3802; EDGAR
                                            Accession   No.  0000898432-96-000117.

             (6)          (a)      Distribution Agreement between Neuberger & Berman Income Funds and
                                   Neuberger & Berman Management Incorporated.  Incorporated by
                                   Reference to Post-Effective Amendment No. 21 to Registrant's
                                   Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR
                                   Accession No. 0000898432-96-00017.



                          (b)      Form of Schedule A - Series of Neuberger & Berman Income Funds
                                   Currently Subject to the Distribution Agreement. Filed Herewith.

             (7)          Bonus, Profit Sharing or Pension Plans.  None.

             (8)          (a)      Custodian Contract Between Neuberger & Berman Income Funds and
                                   State Street Bank and Trust Company.  Incorporated by Reference to
                                   Post-Effective Amendment No. 21 to Registrant's Registration
                                   Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession
                                   No. 0000898432-96-00017.

                          (b)      Form of Agreement between Neuberger & Berman Income Funds and State
                                   Street Bank and Trust Company Adding Neuberger & Berman High Yield
                                   Bond Fund as a Series Governed by the Custodian Contract.  Filed
                                   Herewith.

                          (c)      Schedule  A -  Approved  Foreign Banking  Institutions and Securities
                                   Depositories Under the  Custodian Contract.  Incorporated by Reference
                                   to  Post-Effective  Amendment No. 21 to Registrant's Registration
                                   Statement,  File  Nos.  2-85229  and 811-3802,  EDGAR   Accession   No.
                                   0000898432-96-00017.

                          (d)      Schedule of  Compensation  under the Custodian Contract.  Incorporated by
                                   Reference     to      Post-Effective  Amendment  No.  23  to  Registrant's
                                   Registration  Statement,  File  Nos. 2-85229    and    811-3802;    EDGAR
                                   Accession No. 0000898432-96-000117.

             (9)          (a)      (i)      Transfer Agency Agreement Between Neuberger & Berman
                                            Income Funds and State Street Bank and Trust Company.
                                            Incorporated by Reference to Post-Effective Amendment No.
                                            21 to Registrant's Registration Statement, File Nos.
                                            2-85229 and 811-3802, EDGAR Accession No.
                                            0000898432-96-00017.

                                   (ii)     Form of  Agreement  between  Neuberger  & Berman  Income
                                            Funds and State Street Bank  and  Trust  Company  Adding
                                            Neuberger   &  Berman  High  Yield Bond Fund as a Series
                                            Governed  by  the  Transfer  Agency   Agreement.   Filed
                                            Herewith.

                                   (iii)    First Amendment to Transfer Agency     and      Service
                                            Agreement between Neuberger & Berman  Income  Funds and
                                            State Street Bank and Trust Company.  Incorporated  by
                                            Reference to Post-Effective Amendment   No.  21   to
                                            Registrant's   Registration Statement,  File  Nos.
                                            2-85229 and 811-3802, EDGAR Accession  No.
                                            0000898432-96-00017.

                                   (iv)     Schedule of Compensation under the Transfer Agency
                                            Agreement.  Incorporated by Reference Post Effective
                                            Amendment No. 23 to Registrant's Registration Statement,
                                            File Nos. 2-85229 and 811-3802, EDGAR Accession No.
                                            0000898432-96-000117.

                          (b)      (i)      Administration Agreement Between Neuberger & Berman Income
                                            Funds and Neuberger & Berman Management Incorporated.
                                            Incorporated by Reference to Post-Effective Amendment No.
                                            21 to Registrant's Registration Statement, File Nos.
                                            2-85229 and 811-3802, EDGAR Accession No.
                                            0000898432-96-00017.

                                   (ii)     Form of Schedule A - Series
                                            of   Neuberger   &   Berman
                                            Income   Funds    Currently
                                            Subject        to       the
                                            Administration Agreement.
                                            Filed Herewith.

                                   (iii)    Schedule  B -  Schedule  of
                                            Compensation    Under   the
                                            Administration   Agreement.
                                            Incorporated  by  Reference
                                            to Post-Effective Amendment
                                            No.   21  to   Registrant's
                                            Registration     Statement,
                                            File   Nos.   2-85229   and
                                            811-3802,  EDGAR  Accession
                                            No. 0000898432-96-00017.

             (10)         Opinion and Consent of Kirkpatrick & Lockhart on Securities Matters.  Filed
                          Herewith.

             (11)         Other Opinions, Appraisals, Rulings and Consents.  Not Applicable

             (12)         Financial Statements Omitted from Prospectus.  None.

             (13)         Letter of Investment Intent.  Incorporated by Reference to Pre-Effective
                          Amendment No. 1  to the Registration Statement of Neuberger & Berman
                          Multi-Series Fund, Inc., File Nos. 33-19951 and 811-5467.

             (14)         Prototype Retirement Plan.  None.

             (15)         Plan Pursuant to Rule 12b-1.  None.



             (16)         Schedule of Computation of Performance Quotations.  Incorporated by
                          Reference to Post-Effective Amendment No. 17 to Registrant's Registration
                          Statement, File Nos. 2-85229 and 811-3802.

             (17)         Financial Data Schedules.  Not Applicable.

             (18)         Plan Pursuant to Rule 18f-3.  None.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
-------- -------------------------------------------------------------

         No person is controlled by or under common control with the Registrant. (Registrant is organized in a master/feeder fund structure, and technically may be considered to control the master fund in which it invests, Income Managers Trust.)

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

      The following information is given as of November 13, 1997.

           TITLE OF CLASS                                          NUMBER OF
           --------------                                       RECORD HOLDERS
                                                                ---------------

           Shares of beneficial
           interest, $0.001 par value, of:

           Neuberger & Berman High Yield Bond Fund                     0


ITEM 27. INDEMNIFICATION.
-------  ---------------

         A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

         Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

         Section 9 of the Management Agreement between Income Managers Trust ("Managers Trust") and Neuberger and Berman Management Incorporated ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for any series of Managers Trust (each a "Portfolio") at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Managers Trust or a Portfolio or its interestholders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a trustee or officer of Managers Trust against any liability to Managers Trust or a Portfolio or its interestholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.

         Section 1 of the Sub-Advisory Agreement between N&B Management and Neuberger & Berman, L.P. ("Neuberger & Berman") with respect to Managers Trust provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger & Berman will not be subject to liability for any act or omission or any loss suffered by any Portfolio or its interestholders in connection with the matters to which the Agreement relates.

         Section 12 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management will not be liable to the Registrant for any action taken or omitted to be taken by N&B Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement; or
(ii) any action taken or omission to act committed by N&B Management in the performance of its obligations under the Agreement; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that N&B

Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that N&B Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) N&B Management's failure to comply with the terms of the Agreement; or (ii) N&B Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of N&B Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

         Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF ADVISER AND SUB-ADVISER.
-------  ---------------------------------------------------------

         There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each principal of Neuberger & Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                               BUSINESS AND OTHER CONNECTIONS
----                               ------------------------------

Claudia A. Brandon                 Secretary,  Neuberger   &   Berman   Advisers
Vice President, N&B                Management    Trust;   Secretary,   Advisers
Management                         Managers   Trust;   Secretary,   Neuberger  &
                                   Berman Income Funds;  Secretary,  Neuberger &
                                   Berman Income Trust;  Secretary,  Neuberger &
                                   Berman Equity Funds;  Secretary,  Neuberger &
                                   Berman   Equity  Trust;   Secretary,   Income
                                   Managers  Trust;  Secretary,  Equity Managers
                                   Trust;  Secretary,   Global  Managers  Trust;
                                   Secretary,  Neuberger & Berman Equity Assets.

Brooke  A.  Cobb                   Chief     Investment     Officer,      Bainco
Vice  President,  N&B              International    Investors.1    Senior   Vice
Management                         President  and  Senior   Portfolio   Manager,
                                   Putnam Investments.2

Stacy Cooper-Shugrue               Assistant   Secretary,   Neuberger  &  Berman
Assistant Vice President,          Advisers    Management    Trust;    Assistant
N&B Management                     Secretary, Advisers Managers Trust; Assistant
                                   Secretary,  Neuberger & Berman  Income Funds;
                                   Assistant   Secretary,   Neuberger  &  Berman
                                   Income Trust; Assistant Secretary,  Neuberger
                                   & Berman Equity Funds;  Assistant  Secretary,
                                   Neuberger & Berman  Equity  Trust;  Assistant
                                   Secretary,  Income Managers Trust;  Assistant
                                   Secretary,  Equity Managers Trust;  Assistant
                                   Secretary,  Global Managers Trust;  Assistant
                                   Secretary, Neuberger & Berman Equity Assets.

Robert W. D'Alelio                 Senior     Portfolio        Manager,   Putnam
Vice President, N&B                Investments.3
Management

Barbara DiGiorgio,                 Assistant   Treasurer,   Neuberger  &  Berman
Assistant Vice President,          Advisers    Management    Trust;    Assistant
N&B Management                     Treasurer, Advisers Managers Trust; Assistant
                                   Treasurer,  Neuberger & Berman  Income Funds;
                                   Assistant   Treasurer,   Neuberger  &  Berman
                                   Income Trust; Assistant Treasurer,  Neuberger
                                   & Berman Equity Funds;  Assistant  Treasurer,
                                   Neuberger & Berman  Equity  Trust;  Assistant
                                   Treasurer,  Income Managers Trust;  Assistant
                                   Treasurer,  Equity Managers Trust;  Assistant
                                   Treasurer,  Global Managers Trust;  Assistant
                                   Treasurer, Neuberger & Berman Equity Assets.

Stanley Egener                     Chairman of the Board and Trustee,  Neuberger
President and Director,            & Berman Advisers Management Trust;  Chairman


---------------------
1 Until 1997.
2 Until 1995.
3 Until 1996.

NAME                               BUSINESS AND OTHER CONNECTIONS
----                               ------------------------------

N&B Management; Principal,         of the Board and Trustee,  Advisers  Managers
Neuberger & Berman                 Trust;  Chairman  of the Board  and  Trustee,
                                   Neuberger & Berman Income Funds;  Chairman of
                                   the Board  and  Trustee,  Neuberger  & Berman
                                   Income  Trust;  Chairman  of  the  Board  and
                                   Trustee,  Neuberger  & Berman  Equity  Funds;
                                   Chairman of the Board and Trustee,  Neuberger
                                   & Berman Equity Trust;  Chairman of the Board
                                   and Trustee,  Income Managers Trust; Chairman
                                   of the Board  and  Trustee,  Equity  Managers
                                   Trust;  Chairman  of the Board  and  Trustee,
                                   Global Managers Trust;  Chairman of the Board
                                   and  Trustee,   Neuberger  &  Berman   Equity
                                   Assets.

Theodore P. Giuliano               President  and  Trustee,  Neuberger  & Berman
Vice President and                 Income   Funds;    President   and   Trustee,
Director, N&B Management;          Neuberger & Berman  Income  Trust;  President
Principal, Neuberger & Berman      and Trustee, Income Managers Trust.

C. Carl Randolph                   Assistant   Secretary,   Neuberger  &  Berman
Principal, Neuberger & Berman      Advisers    Management    Trust;    Assistant
                                   Secretary, Advisers Managers Trust; Assistant
                                   Secretary,  Neuberger & Berman  Income Funds;
                                   Assistant   Secretary,   Neuberger  &  Berman
                                   Income Trust; Assistant Secretary,  Neuberger
                                   & Berman Equity Funds;  Assistant  Secretary,
                                   Neuberger & Berman  Equity  Trust;  Assistant
                                   Secretary,  Income Managers Trust;  Assistant
                                   Secretary,  Equity Managers Trust;  Assistant
                                   Secretary,  Global Managers Trust;  Assistant
                                   Secretary, Neuberger & Berman Equity Assets.

Jennifer K. Silver                 Portfolio    Manager   and  Director,  Putnam
Vice President, N&B                Investments.4
Management; Principal,
Neuberger & Berman

Richard Russell                    Treasurer,   Neuberger   &  Berman   Advisers
Vice President,                    Management   Trust;    Treasurer,    Advisers
N&B Management                     Managers Trust; Treasurer, Neuberger & Berman
                                   Income Funds;  Treasurer,  Neuberger & Berman
                                   Income Trust;  Treasurer,  Neuberger & Berman
                                   Equity Funds;  Treasurer,  Neuberger & Berman
                                   Equity  Trust;  Treasurer,   Income  Managers
                                   Trust;  Treasurer,   Equity  Managers  Trust;
                                   Treasurer,  Global Managers Trust; Treasurer,
                                   Neuberger & Berman Equity Assets.

Daniel J. Sullivan                 Vice  President,  Neuberger & Berman Advisers
Senior Vice President,             Management  Trust;  Vice President,  Advisers



-------------------
4 Until 1997.

NAME                               BUSINESS AND OTHER CONNECTIONS
----                               ------------------------------

N&B Management                     Managers Trust;  Vice President,  Neuberger &
                                   Berman   Income   Funds;    Vice   President,
                                   Neuberger  &  Berman   Income   Trust;   Vice
                                   President,  Neuberger & Berman  Equity Funds;
                                   Vice  President,  Neuberger  & Berman  Equity
                                   Trust; Vice President, Income Managers Trust;
                                   Vice President,  Equity Managers Trust;  Vice
                                   President,   Global  Managers   Trust;   Vice
                                   President, Neuberger & Berman Equity Assets.

Michael J. Weiner                  Vice  President,  Neuberger & Berman Advisers
Senior Vice President,             Management  Trust;  Vice President,  Advisers
N&B Management                     Managers Trust;  Vice President,  Neuberger &
                                   Berman   Income   Funds;    Vice   President,
                                   Neuberger  &  Berman   Income   Trust;   Vice
                                   President,  Neuberger & Berman  Equity Funds;
                                   Vice  President,  Neuberger  & Berman  Equity
                                   Trust; Vice President, Income Managers Trust;
                                   Vice President,  Equity Managers Trust;  Vice
                                   President,   Global  Managers   Trust;   Vice
                                   President, Neuberger & Berman Equity Assets.

Celeste Wischerth,                 Assistant   Treasurer,   Neuberger  &  Berman
Assistant Vice President,          Advisers    Management    Trust;    Assistant
N&B Management                     Treasurer, Advisers Managers Trust; Assistant
                                   Treasurer,  Neuberger & Berman  Income Funds;
                                   Assistant   Treasurer,   Neuberger  &  Berman
                                   Income Trust; Assistant Treasurer,  Neuberger
                                   & Berman Equity Funds;  Assistant  Treasurer,
                                   Neuberger & Berman  Equity  Trust;  Assistant
                                   Treasurer,  Income Managers Trust;  Assistant
                                   Treasurer,  Equity Managers Trust;  Assistant
                                   Treasurer,  Global Managers Trust;  Assistant
                                   Treasurer, Neuberger & Berman Equity Assets.

Lawrence Zicklin                   President  and  Trustee,  Neuberger  & Berman
Director, N&B Management;          Advisers  Management  Trust;   President  and
Principal, Neuberger & Berman      Trustee,  Advisers Managers Trust;  President
                                   and Trustee, Neuberger & Berman Equity Funds;
                                   President  and  Trustee,  Neuberger  & Berman
                                   Equity Trust;  President and Trustee,  Equity
                                   Managers  Trust;  President,  Global Managers
                                   Trust;  President  and  Trustee,  Neuberger &
                                   Berman Equity Assets.


         The principal address of N&B Management, Neuberger & Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

ITEM 29.  PRINCIPAL UNDERWRITERS.
-------   ----------------------

          (a) N&B Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

              Neuberger & Berman Advisers  Management  Trust
              Neuberger & Berman  Equity  Funds
              Neuberger  &  Berman  Equity  Trust
              Neuberger & Berman Equity Assets
              Neuberger & Berman Income Funds
              Neuberger & Berman Income Trust

          N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.

          (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.




                                         POSITIONS AND OFFICES                     POSITIONS AND OFFICES WITH
NAME                                     WITH UNDERWRITER                          REGISTRANT
----                                     ----------------                          ----------

Claudia A. Brandon                       Vice President                            Secretary

Patrick T. Byrne                         Vice President                            None

Richard A. Cantor                        Chairman of the Board                     None

Valerie Chang                            Assistant Vice President                  None

Brooke A. Cobb                           Vice President                            None

Robert Conti                             Treasurer                                 None

Stacy Cooper-Shugrue                     Assistant Vice President                  Assistant Secretary

Robert W. D'Alelio                       Vice President                            None

Clara Del Villar                         Vice President                            None

Barbara DiGiorgio                        Assistant Vice President                  Assistant Treasurer

Roberta D'Orio                           Assistant Vice President                  None

Stanley Egener                           President and Director                    Chairman of the
                                                                                   Board, Chief
                                                                                   Executive Officer,
                                                                                   and Trustee

Brian Gaffney                            Vice President                            None

Joseph G. Galli                          Assistant Vice President                  None

Robert I. Gendelman                      Vice President                            None

Theodore P. Giuliano                     Vice President and Director               None

Michael J. Hanratty                      Assistant Vice President                  None

Leslie Holliday-Soto                     Assistant Vice President                  None

Jody L. Irwin                            Assistant Vice President                  None


                                         POSITIONS AND OFFICES                     POSITIONS AND OFFICES WITH
NAME                                     WITH UNDERWRITER                          REGISTRANT
----                                     ----------------                          ----------

Michael M. Kassen                        Vice President and Director               None

Irwin Lainoff                            Director                                  None

Josephine Mahaney                        Vice President                            None

Carmen G. Martinez                       Assistant Vice President                  None

Ellen Metzger                            Vice President and Secretary              None

Paul Metzger                             Vice President                            None

Loraine Olavarria                        Assistant Secretary                       None

Janet W. Prindle                         Vice President                            None

Joseph S. Quirk                          Assistant Vice President                  None

Kevin L. Risen                           Vice President                            None

Richard Russell                          Vice President                            Treasurer and Principal
                                                                                   Accounting Officer

Jennifer K. Silver                       Vice President                            None

Kent C. Simons                           Vice President                            None

Frederick B. Soule                       Vice President                            None

Daniel J. Sullivan                       Senior Vice President                     Vice President

Peter E. Sundman                         Senior Vice President                     None

Andrea Trachtenberg                      Vice President of Marketing               None

Judith M. Vale                           Vice President                            None

Josephine Velez                          Assistant Vice President                  None

Susan Walsh                              Vice President                            None

Michael J. Weiner                        Senior Vice President                     Vice President and Principal
                                                                                   Financial Officer

Celeste Wischerth                        Assistant Vice President                  Assistant Treasurer

Thomas Wolfe                             Vice President                            None

KimMarie Zamot                           Assistant Vice President                  None

Lawrence Zicklin                         Director                                  Trustee and President



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.
-------  --------------------------------

          All accounts,  books and other documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

ITEM 31. MANAGEMENT SERVICES
-------  -------------------

          Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS
-------  ------------

          Registrant hereby undertakes to file a Post-Effective Amendment to its Registration Statement, containing financial statements with respect to Neuberger & Berman High Yield Bond Fund, which need not be certified, within four to six months from the date of the Fund's commencement of operations.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, INCOME MANAGERS TRUST has duly caused the Post-Effective Amendment No. 24 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 13th day of November, 1997.

                              INCOME MANAGERS TRUST


                                      By:   /s/ Theodore P. Giuliano
                                            ---------------------------
                                            Theodore P. Giuliano
                                            President

         Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 24 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                        TITLE                             DATE
---------                        -----                             ----

/s/ John Cannon                  Trustee                       November 13, 1997
-------------------------
John Cannon


/s/ Stanley Egener                Chairman of the Board,       November 13, 1997
-------------------------           Chief Executive Officer
Stanley Egener                      and Trustee


/s/ Theodore P. Giuliano          President and Trustee        November 13, 1997
-------------------------
Theodore P. Giuliano


/s/ Barry Hirsch                  Trustee                      November 13, 1997
-------------------------
Barry Hirsch


/s/ Robert A. Kavesh              Trustee                      November 13, 1997
------------------------
Robert A. Kavesh

SIGNATURE                        TITLE                             DATE
---------                        -----                             ----

/s/ William E. Rulon             Trustee                       November 13, 1997
------------------------
William E. Rulon


/s/ Richard Russell              Treasurer and                 November 13, 1997
-------------------------         Principal Accounting Officer
Richard Russell


/s/ Candace L. Straight          Trustee                       November 13, 1997
-------------------------
Candace L. Straight


/s/ Michael J. Weiner            Vice President and            November 13, 1997
-------------------------         Principal Financial Officer
Michael J. Weiner

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, NEUBERGER & BERMAN INCOME FUNDS has duly caused the Post-Effective Amendment No. 24 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 13th day of November, 1997.

                         NEUBERGER & BERMAN INCOME FUNDS


                                      By:   /s/ Theodore P. Giuliano
                                            -----------------------------
                                            Theodore P. Giuliano
                                            President

         Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                        TITLE                             DATE
---------                        -----                             ----

/s/ John Cannon                  Trustee                       November 13, 1997
-------------------------
John Cannon


/s/ Stanley Egener                Chairman of the Board,       November 13, 1997
-------------------------           Chief Executive Officer
Stanley Egener                      and Trustee


/s/ Theodore P. Giuliano          President and Trustee        November 13, 1997
-------------------------
Theodore P. Giuliano


/s/ Barry Hirsch                  Trustee                      November 13, 1997
-------------------------
Barry Hirsch


/s/ Robert A. Kavesh              Trustee                      November 13, 1997
------------------------
Robert A. Kavesh

SIGNATURE                        TITLE                             DATE
---------                        -----                             ----

/s/ William E. Rulon             Trustee                       November 13, 1997
------------------------
William E. Rulon


/s/ Richard Russell              Treasurer and                 November 13, 1997
-------------------------         Principal Accounting Officer
Richard Russell


/s/ Candace L. Straight          Trustee                       November 13, 1997
-------------------------
Candace L. Straight


/s/ Michael J. Weiner            Vice President and            November 13, 1997
-------------------------         Principal Financial Officer
Michael J. Weiner

                         NEUBERGER & BERMAN INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 23 ON FORM N-1A

                                INDEX TO EXHIBITS

                                                                                                       SEQUENTIALLY
EXHIBIT                                                                                                 NUMBERED
NUMBER                                DESCRIPTION                                                         PAGE
-------             ---------------------------------------------------------------------------        ------------

 (1)                (a)      Certificate of Trust.  Incorporated by Reference to                           N.A.
                             Post-Effective Amendment No. 21 to Registrant's Registration
                             Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No.
                             0000898432-96-00017.

                    (b)      Trust Instrument of Neuberger & Berman Income Funds.                          N.A.
                             Incorporated by Reference to Post-Effective Amendment No. 21 to
                             Registrant's Registration Statement, File Nos. 2-85229 and
                             811-3802, EDGAR Accession No. 0000898432-96-00017.

                    (c)      Schedule A - Current Series of Neuberger & Berman Income Funds.               ___
                             Filed Herewith.

 (2)                By-Laws of Neuberger & Berman Income Funds.  Incorporated by Reference to              N.A.
                    Post-Effective Amendment No. 21 to Registrant's Registration Statement,
                    File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-00017.

 (3)                Voting Trust Agreement.  None.                                                         N.A.

 (4)                (a)      Trust Instrument of Neuberger & Berman Income Funds, Articles                 N.A.
                             IV, V, and VI.  Incorporated by Reference to Post-Effective
                             Amendment No. 21 to Registrant's Registration Statement, File
                             Nos. 2-85229 and 811-3802, EDGAR Accession No.
                             0000898432-96-00017.

                    (b)      By-Laws of Neuberger & Berman Income Funds, Articles V, VI, and               N.A.
                             VIII.  Incorporated by Reference to Post-Effective Amendment No.
                             21 to Registrant's Registration Statement, File Nos. 2-85229 and
                             811-3802, EDGAR Accession No. 0000898432-96-00017.

 (5)                (a)      (i)      Management Agreement Between Income Managers Trust and               N.A.
                                      Neuberger & Berman Management Incorporated.
                                      Incorporated by Reference to Post-Effective Amendment
                                      No. 21 to Registrant's Registration Statement, File
                                      Nos. 2-85229 and 811-3802, EDGAR Accession No.
                                      0000898432-96-00017.

                             (ii)     Form of Schedule A - Portfolios of Income Managers                   ___
                                      Trust Currently Subject to the Management Agreement.
                                      Filed Herewith.


EXHIBIT                                                                                                 NUMBERED
NUMBER                                DESCRIPTION                                                         PAGE
-------             ---------------------------------------------------------------------------        ------------

                             (iii)    Form  of   Schedule   B  -   Schedule   of                           ____
                                      Compensation    Under    the    Management
                                      Agreement. Filed Herewith.

                    (b)      (i)      Sub-Advisory Agreement Between Neuberger & Berman                    N.A.
                                      Management Incorporated and Neuberger & Berman, L.P.
                                      with Respect to Income Managers Trust.  Incorporated by
                                      Reference to Post-Effective Amendment No. 21 to
                                      Registrant's Registration Statement, File Nos. 2-85229
                                      and 811-3802, EDGAR Accession No. 0000898432-96-00017.

                             (ii)     Form of Schedule A - Portfolios of Income Managers                   ____
                                      Trust Currently Subject to the Sub-Advisory Agreement.
                                      Filed Herewith.

                             (iii)    Substitution Agreement Among Neuberger & Berman                      N.A.
                                      Management Incorporated, Income Managers Trust,
                                      Neuberger & Berman, L.P., and Neuberger & Berman, LLC.
                                      Incorporated by Reference to Post-Effective Amendment
                                      No. 23 to Registrant's Registration Statement, File
                                      Nos. 2-85229 and 811-3802, EDGAR Accession No.
                                      0000898432-96-000117.

 (6)                (a)      Distribution Agreement Between Neuberger & Berman Income Funds                N.A.
                             and Neuberger & Berman Management Incorporated.  Incorporated by
                             Reference to Post-Effective Amendment No. 21 to Registrant's
                             Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR
                             Accession No. 0000898432-96-00017.

                    (b)      Form of Schedule A - Series of Neuberger & Berman Income Funds                ____
                             Currently Subject to the Distribution Agreement. Filed Herewith.
 (7)                Bonus, Profit Sharing or Pension Plans.  None.                                         N.A.

 (8)                (a)      Custodian Contract Between Neuberger & Berman Income Funds and                N.A.
                             State Street Bank and Trust Company.  Incorporated by Reference
                             to Post-Effective Amendment No. 21 to Registrant's Registration
                             Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No.
                             0000898432-96-00017.


EXHIBIT                                                                                                 NUMBERED
NUMBER                                DESCRIPTION                                                         PAGE
-------             ---------------------------------------------------------------------------        ------------


                    (b)      Form of Agreement between Neuberger & Berman Income Funds and                 ____
                             State Street Bank and Trust Company Adding Neuberger & Berman
                             High Yield Bond Fund as a Series Governed by the Custodian
                             Contract.  Filed Herewith.

                    (c)      Schedule A - Approved Foreign Banking Institutions and                        N.A.
                             Securities Depositories Under the Custodian Contract.
                             Incorporated by Reference to Post-Effective Amendment No. 21 to
                             Registrant's Registration Statement, File Nos. 2-85229 and
                             811-3802, EDGAR Accession No. 0000898432-96-00017.

                    (d)      Schedule of Compensation under the Custodian Contract.                        N.A.
                             Incorporated by Reference to Post-Effective Amendment No. 23 to
                             Registrant's Registration Statement, File Nos. 2-85229 and
                             811-3802, EDGAR Accession No. 0000898432-96-000117.

 (9)                (a)      (i)      Transfer Agency Agreement Between Neuberger & Berman                 N.A.
                                      Income Funds and State Street Bank and Trust Company.
                                      Incorporated by Reference to Post-Effective Amendment
                                      No. 21 to Registrant's Registration Statement, File
                                      Nos. 2-85229 and 811-3802, EDGAR Accession No.
                                      0000898432-96-00017.

                             (ii)     Form of Agreement between Neuberger & Berman Income                  ___
                                      Funds and State Street Bank and Trust Company adding
                                      Neuberger & Berman High Yield Bond Fund as a Series
                                      Governed by the Transfer Agency Agreement.  Filed
                                      Herewith.

                             (iii)    First Amendment to Transfer Agency and Service                       N.A.
                                      Agreement between Neuberger & Berman Income Funds and
                                      State Street Bank and Trust Company.  Incorporated by
                                      Reference to Post-Effective Amendment No. 21 to
                                      Registrant's Registration Statement, File Nos. 2-85229
                                      and 811-3802, EDGAR Accession No. 0000898432-96-00017.

                             (iv)     Schedule of Compensation under the Transfer Agency                   N.A.
                                      Agreement. Incorporated by Reference to Post-Effective
                                      Amendment No. 23 to Registrant's Registration
                                      Statement, File Nos. 2-85229 and 811-3802, EDGAR
                                      Accession No. 0000898432-96-000117.


EXHIBIT                                                                                                 NUMBERED
NUMBER                                DESCRIPTION                                                         PAGE
-------             ---------------------------------------------------------------------------        ------------

                    (b)      (i)      Administration Agreement Between Neuberger & Berman                  N.A.
                                      Income Funds and Neuberger & Berman Management
                                      Incorporated.  Incorporated by Reference to
                                      Post-Effective Amendment No. 21 to Registrant's
                                      Registration Statement, File Nos. 2-85229 and 811-3802,
                                      EDGAR Accession No. 0000898432-96-00017.
                             (ii)     Form of Schedule A - Series of Neuberger & Berman                    ___
                                      Income Funds Currently Subject to the Administration
                                      Agreement.  Filed Herewith.
                             (iii)    Schedule B - Schedule of Compensation Under the                      N.A.
                                      Administration Agreement.  Incorporated by Reference to
                                      Post-Effective Amendment No. 21 to Registrant's
                                      Registration Statement, File Nos. 2-85229 and 811-3802,
                                      EDGAR Accession No. 0000898432-96-00017.


 (10)               Opinion and Consent of Kirkpatrick & Lockhart on Securities Matters.                   ____
                    Filed Herewith.

 (11)               Other Opinions, Appraisals, Rulings and Consents.  Not Applicable.                     N.A.

 (12)               Financial Statements Omitted from Prospectus.  None.                                   N.A.

 (13)               Letter of Investment Intent.  Incorporated by Reference to Pre-Effective               N.A.
                    Amendment No. 1 to the Registration Statement of Neuberger & Berman
                    Multi-Series Fund, Inc., File Nos. 33-19951 and 811-5467.

 (14)               Prototype Retirement Plan.  None.                                                      N.A.

 (15)               Plan Pursuant to Rule 12b-1.  None.                                                    N.A.

 (16)               Schedule of Computation Performance Quotations.  Incorporated by                       N.A.
                    Reference to Post-Effective Amendment No. 17 to Registrant's Registration
                    Statement, File Nos. 2-85229 and 811-3802.

 (17)               Financial Data Schedules.  Not Applicable.                                             N.A.

 (18)               Plan Pursuant to Rule 18f-3.  None.                                                    N.A.
